United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006

Item 1. Reports to Shareholders

                                 THE CAMPBELL
                             MULTI-STRATEGY TRUST


                                 ANNUAL REPORT

                               December 31, 2006



[LOGO]

                       THE CAMPBELL MULTI-STRATEGY TRUST

                               Table of Contents

                                                                   Page
                                                                  -----
A Letter to Our Shareholders                                        1
Report of Independent Registered Public Accounting Firm             3
Financial Statements
  Statement of Assets and Liabilities                               4
  Condensed Schedule of Investments                                 5
  Statement of Operations                                          14
  Statements of Changes in Shareholders' Capital (Net Assets)      15
  Notes to Financial Statements                                    17
Privacy Policy                                                     26

Dear Shareholder,

The Trust's return for the 2006 calendar was (0.84)%. We would like to share a quarterly recap, from our perspective, of the events over the past year that were both favorable and unfavorable to the Trust's positions.

Firstly, the following statement warrants reiterating as it is very important for us to communicate to the shareholders that periods of underperformance are inevitable and must be expected from even the best investment managers. Nonetheless, they can be difficult to endure for both the manager and the investor when these periods of lackluster performance occur. I want to assure you that the same disciplined research and trading philosophy that has been the foundation of our success in prior years remains intact. We continue to be totally committed to systematic trading, and this is evidenced by the high level of investment we continue to make in technology, in research, and in our people.

The first quarter demonstrated how markets interplay and how a diversified set of strategies can take advantage of changes in geopolitical and macroeconomic events. Currencies were relatively quiet in the first two months of the year as the markets tried to ascertain central bank policy intentions for 2006, but managed to rally at quarter-end on expectations of further interest rate hikes. Energy volatility proved difficult for the Trust, as the markets continued to fluctuate between excess inventory levels, supply constraints, and the ebb and flow of geopolitical tensions. A sharp sell-off in energy prices in February and a rebound in prices in March left the Trust flat in energy trading on the quarter. The first quarter also saw the long end of the yield curve reverse sharply, the markets' first peek at Ben Bernanke as Chairman of the Fed, and the reintroduction of the 30-year bond, leaving fixed income trading flat on the quarter. Following all of this activity, the Trust recorded gains in Equity Indices (despite the choppy start for global equity markets) and currencies, and finished the first quarter up 1.39%.

The second quarter proved to be quite a bit more difficult for the Trust with a quarterly rate of return of (6.23)%. A major sell off of the U.S. dollar against all major currencies, coupled with other central banks contemplating rate hikes, resulted in negative performance, primarily from our fundamental currency models. These losses proved difficult to overcome despite gains in other sectors. Mid-quarter, the Trust was faced with another trend reversal, this time in equities, resulting in additional losses to our global equity index trading. Energy trading was positive overall on the quarter as prices moved higher in response to continuing uncertainty in Iran and the approaching hurricane season. Toward the end of the quarter the markets were choppy as traders were attempting to interpret monetary policies from each of the world's major central banks. Expectations of slowed economic growth due to central bank policies and the shifting sands of geopolitical events continued to pressure precious and base metals resulting in only slightly positive performance for that sector on the quarter. The mixed equity picture caused a small loss in the Trust's equity index sector and cash equities.

As much as the second quarter was dominated by the sell off of the U.S. dollar, energy was largely responsible for the Trust posting a third quarter return of (3.53)%.

Early in the quarter, economic activity suggested a slower pace and a cooling housing market leading to a reduced probability of another rate hike. The quarter began with a push in energy prices higher as a result of certain geopolitical events, followed by a sharp reversal in the energy complex on the perception of easing geopolitical intensions, a mild hurricane season and steadily rising inventories. Energy markets continued to sell off towards the end of the quarter. Unfortunately, the Trust's gains in cash equity trading in September were not enough to offset energy losses. Gains were recorded in the currency markets, where losses on the Trust's cross rate exposures were more than offset by gains in outright positions, despite the historically low volatilities in many of these markets. The market continued to believe the U.S. Federal Reserve would not raise rates in the foreseeable future and consequently the Trust recorded small losses in the interest rate sector and small gains in equity index trading.

The fourth quarter of 2006 proved to be a very productive period for our strategies, and produced a quarterly return of 8.11% for the Trust. The currency sector carried the Trust throughout the quarter, recording gains related to the renewed popularity of the Yen "carry" trade, Euro related crosses and the continued weakening of the Swiss Franc. The same strategies that caused the Trust difficulty in April and May, benefited the Trust throughout the fourth quarter and finished positive on the year overall. Equity index trading was also strongly positive throughout the quarter on strong economic growth, restrained inflation, and continued red-hot M&A activity ultimately contributing to the Dow finishing the year near all-time highs. Cash equity trading was also positive on the quarter. The energy complex continued its unpredictable pattern-hitting lows for the year-to-date at the beginning of the quarter, rallying on refinery problems in November, and then falling back on above average temperatures throughout the U.S. and Europe. The Trust posted overall losses in the energy sector for the quarter and the year. Fixed income trading was slightly negative on the quarter until December when the sector contributed significantly to gains for the Trust. Yields rose sharply across the curve on firm November payrolls, stronger mid-month retail sales and indications of a potential boom in housing market data.

Finally, I wanted to update the shareholders on a personal issue disclosed in the October letter. After completing treatment for an oral cancer, a recent scan indicated I am free and clear of cancer. I still have some healing to do, but otherwise, we are truly off to a good start to the New Year.

We greatly appreciate your continuing confidence in allowing us to manage your investment, and look forward to a continuing and mutually successful relationship for many years to come.

Best regards,

/s/ Bruce L. Cleland

Bruce L. Cleland
Chief Executive Officer

Deloitte

                                                       Deloitte & Touche LLP
                                                       750 College Road East
                                                       Third Floor
                                                       Princeton, NJ 08540
                                                       USA
                                                       Tel: +1 609 514 3600
                                                       Fax: +1 609 514 3603
                                                       www.deloitte.com

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed schedule of investments, as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2006, the results of its operations for the year then ended and the changes in shareholders' capital (net assets) for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Princeton, New Jersey
February 12, 2007

                                                       Member of
                                                       Deloitte Touche Tohmatsu

                       THE CAMPBELL MULTI-STRATEGY TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006


ASSETS
  Investment securities at value (cost - $219,877,034)                 $226,191,268
  Options purchased, at fair value (premiums paid - $132,278)               161,366
  Cash deposits with custodian                                            9,207,871
  Cash deposits with securities broker                                  228,102,113
  Restricted cash deposits with futures broker                           12,726,097
  Cash deposits with forwards broker                                     12,192,674
  Restricted cash deposits with forwards broker                           2,738,303
  Cash                                                                   13,494,311
  Net unrealized gain on open futures contracts                           5,490,624
  Net unrealized gain on open forward currency contracts                  6,655,943
  Receivable for securities sold                                         23,640,952
  Interest and dividends receivable                                       1,289,913
  Prepaid expenses                                                           22,752
                                                                       ------------
    Total assets                                                       $541,914,187
                                                                       ============
LIABILITIES
  Securities sold short at value (proceeds - $215,147,891)             $223,083,556
  Options written, at fair value (premiums received - $76,584)               78,021
  Payable for securities purchased                                       23,532,734
  Accounts payable                                                          130,297
  Accrued commissions and other trading fees on open futures,
   forward currency and options on forward currency contracts                37,227
  Securities brokerage fees payable                                         102,305
  Dividends payable                                                         174,373
  Redemptions payable                                                     1,826,221
  Trading management fee payable                                            468,899
  Sales fee payable                                                         421,899
  Offering costs payable                                                    175,838
                                                                       ------------
    Total liabilities                                                   250,031,370
                                                                       ------------
NET ASSETS                                                             $291,882,817
                                                                       ============
SHAREHOLDERS' CAPITAL (Net Assets)
  220,871.576 shares outstanding at December 31, 2006;
   unlimited shares authorized                                         $291,882,817
                                                                       ------------
    Total shareholders' capital (Net Assets)
      (equivalent to $1,321.50 per share based on 220,871.576 shares
      outstanding)                                                     $291,882,817
                                                                       ============

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2006

                                                                                     % of Net
                                                         Shares         Value       Asset Value
                                                        ----------   -----------    -----------
 INVESTMENT SECURITIES

 Common Stocks (United States)
------------------------------
  Basic Materials                                                    $ 8,732,013           2.99%
                                                                     -----------    -----------
  Communications                                                       2,722,473           0.93%
                                                                     -----------    -----------
  Consumer, Cyclical
    Ann Taylor Stores Corp.*                                71,635     2,352,493           0.81%
    Federated Dept Stores Inc.                              75,255     2,869,473           0.98%
    Radioshack Corp.                                        99,617     1,671,573           0.57%
    Scholastic Corp.*                                       46,702     1,673,800           0.58%
    Wendy's International Inc.                              54,059     1,788,812           0.61%
    Other                                                             25,937,953           8.89%
                                                                     -----------    -----------
                                                                      36,294,104          12.44%
                                                                     -----------    -----------
  Consumer, Non-cyclical
    Loews Corp.                                             28,504     1,844,779           0.63%
    Other                                                              7,242,871           2.48%
                                                                     -----------    -----------
                                                                       9,087,650           3.11%
                                                                     -----------    -----------
  Energy
    Exxon Mobil Corp.                                       22,944     1,758,199           0.60%
    General Maritime Corp.                                  49,688     1,748,521           0.60%
    Other                                                              6,214,040           2.13%
                                                                     -----------    -----------
                                                                       9,720,760           3.33%
                                                                     -----------    -----------
  Financial
    Allstate Corp.                                          25,957     1,690,060           0.58%
    Americredit Corp.*                                      70,059     1,763,385           0.60%
    Countrywide Financial Corp.                             43,067     1,828,194           0.63%
    Nationwide Financial Services Inc., Class A             34,989     1,896,404           0.65%
    Radian Group Inc.                                       32,671     1,761,294           0.60%
    Wells Fargo Company                                     71,220     2,532,583           0.87%
    Other                                                             23,764,067           8.14%
                                                                     -----------    -----------
                                                                      35,235,987          12.07%
                                                                     -----------    -----------
  Healthcare
    Magellan Health Services Inc.*                          40,540     1,752,139           0.60%
    Progenics Pharmaceuticals Inc.*                         69,112     1,778,943           0.61%
    Other                                                             25,110,554           8.60%
                                                                     -----------    -----------
                                                                      28,641,636           9.81%
                                                                     -----------    -----------
  Industrial
    Cummins Inc.                                            16,762     1,980,933           0.68%
    Dun & Bradstreet Corp.*                                 22,113     1,830,735           0.63%
    EMCOR Group Inc.*                                       29,771     1,692,481           0.58%



                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares         Value        Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES (continued)

 Common Stocks (United States) (continued)
    SPX Corp.                                              31,568   $  1,930,699            0.66%
    United Technologies Corp.                              39,730      2,483,920            0.85%
    Other                                                             17,152,796            5.88%
                                                                    ------------    ------------
                                                                      27,071,564            9.28%
                                                                    ------------    ------------
  Technology
    BEA Systems Inc.*                                     137,278      1,726,957            0.59%
    Corning Inc.*                                         120,341      2,251,580            0.77%
    CSG Systems International Inc.*                        70,246      1,877,676            0.64%
    InterDigital Communications Corp.*                     57,418      1,926,374            0.66%
    Intuit Inc.*                                           56,474      1,723,022            0.59%
    Lexmark International Inc., Class A*                   26,599      1,947,047            0.67%
    Oracle Corp.*                                         147,040      2,520,266            0.86%
    TECH DATA CP*                                          44,868      1,699,151            0.58%
    Other                                                             22,648,115            7.77%
                                                                    ------------    ------------
                                                                      38,320,188           13.13%
                                                                    ------------    ------------
  Utilities                                                            6,958,010            2.38%
                                                                    ------------    ------------
  Total common stocks (United States)
     (cost - $196,349,199)                                           202,784,385           69.47%
                                                                    ------------    ------------
 Common Stocks (Non-United States)
  Australia
    Basic Materials
      BHP Billiton Ltd., ADR                               55,157      2,192,491            0.75%
                                                                    ------------    ------------
  Bermuda
    Consumer, Cyclical                                                   113,610            0.04%
    Energy                                                               231,825            0.08%
                                                                    ------------    ------------
                                                                         345,435            0.12%
                                                                    ------------    ------------
  Brazil
    Basic Materials                                                      546,662            0.19%
    Communications                                                       164,902            0.05%
    Utilities                                                             34,463            0.01%
                                                                    ------------    ------------
                                                                         746,027            0.25%
                                                                    ------------    ------------
  Canada
    Basic Materials                                                      187,419            0.06%
    Energy                                                               350,044            0.12%
    Healthcare                                                            43,219            0.02%
    Industrial                                                            99,160            0.03%
    Technology                                                           554,002            0.19%
                                                                    ------------    ------------
                                                                       1,233,844            0.42%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                       % of Net
                                                        Shares          Value       Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES (continued)

 Common Stocks (Non-United States)
 (continued)
   Cayman Islands
     Financial                                                      $    309,501            0.11%
                                                                    ------------    ------------
   Germany
     Financial                                                         1,187,596            0.41%
                                                                    ------------    ------------
   Great Britain
     Energy                                                               59,337            0.02%
     Healthcare
       AstraZeneca plc, ADR                                40,173      2,151,264            0.74%
                                                                    ------------    ------------
                                                                       2,210,601            0.76%
                                                                    ------------    ------------
   Ireland
     Healthcare                                                          145,538            0.05%
                                                                    ------------    ------------
   Japan
     Basic Materials                                                     897,551            0.31%
     Communications                                                       34,426            0.01%
     Consumer, Cyclical                                                1,724,526            0.59%
     Consumer, Non-Cyclical                                              369,838            0.13%
     Energy                                                              187,837            0.06%
     Financial                                                         1,056,940            0.36%
     Healthcare                                                          737,355            0.25%
     Industrial                                                        2,060,403            0.71%
     Technology                                                        1,251,840            0.43%
     Utilities                                                            34,258            0.01%
                                                                    ------------    ------------
                                                                       8,354,974            2.86%
                                                                    ------------    ------------
   Mexico
     Communications                                                      425,338            0.15%
                                                                    ------------    ------------
   Netherlands
     Financial                                                           713,671            0.24%
                                                                    ------------    ------------
   Norway
     Energy                                                              135,864            0.05%
                                                                    ------------    ------------
   People's Republic of China
     Industrial                                                          139,838            0.05%
     Technology                                                        1,667,095            0.57%
                                                                    ------------    ------------
                                                                       1,806,933            0.62%
                                                                    ------------    ------------
  Russia
     Communications                                                        7,579            0.00%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares          Value       Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES (continued)
 Common Stocks (Non-United States) (continued)
 Singapore
   Technology                                                       $    267,346            0.09%
                                                                    ------------    ------------
 South Africa
   Energy                                                                 48,155            0.02%
                                                                    ------------    ------------
 South Korea
   Financial                                                              39,514            0.01%
                                                                    ------------    ------------
 Turkey
   Communications                                                        191,240            0.07%
                                                                    ------------    ------------
 Virgin Islands
   Industrials                                                            57,946            0.02%
                                                                    ------------    ------------
   Total common stocks
    (Non-United States)
     (cost - $20,540,545)                                             20,419,593            7.00%
                                                                    ------------    ------------


United States Government Securities**
-------------------------------------
      Maturity
     Face Value            Maturity Date         Description
-------------------       ---------------   ---------------------
    $3,000,000              02/01/2007       U.S. Treasury Bills

   (cost, including accrued interest, - $2,987,290)                    2,987,290           1.02%
                                                                    ------------   ------------
   Total investment securities (cost - $219,877,034)                $226,191,268          77.49%
                                                                    ============   ============

PURCHASED OPTIONS ON FORWARD
 CURRENCY CONTRACTS

                                                                                     % of Net
        Description                                                     Value       Asset Value
        -----------                                                 ------------    ------------
        Purchased options on forward currency
          contracts (premiums paid - $132,278)                      $    161,366            0.06%
                                                                    ============    ============
FUTURES CONTRACTS

  Contracts Purchased
  -------------------
        Description
        -----------
        Energy                                                        (1,882,026)          (0.64)%
        Metals                                                          (311,589)          (0.11)%
        Stock indices                                                  2,493,967            0.85%
        Long-term interest rates                                        (187,359)          (0.06)%
                                                                    ------------    ------------
  Net unrealized gain on futures contracts
   purchased                                                             112,993            0.04%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                      % of Net
                                                                        Value        Asset Value
                                                                    ------------     -----------
FUTURES CONTRACTS (continued)

 Contracts Sold
-----------------

                  Description
                  -----------
                  Energy                                            $     45,050            0.02%
                  Metals                                                 158,195            0.05%
                  Short-term interest rates                            1,573,913            0.54%
                  Long-term interest rates                             3,600,473            1.23%
                                                                    ------------     -----------
   Net unrealized gain on futures contracts sold                       5,377,631            1.84%
                                                                    ------------     -----------
   Net unrealized gain on futures contracts                         $  5,490,624            1.88%
                                                                    ============     ===========
LONG FORWARD CURRENCY CONTRACTS

                  Description
                  ----------------------------------------
                  Various long forward currency contracts           $ (3,518,481)          (1.21)%
                                                                    ------------     -----------
SHORT FORWARD CURRENCY CONTRACTS

    Amount        Description
---------------   -----------
 17,877,513,813   Japanese Yen, 3/22/07                             $  3,324,458            1.14%
    324,806,933   Swiss Franc, 3/21/07                                 5,256,995            1.80%
                  Other short forward currency contracts               1,592,971            0.55%
                                                                    ------------     -----------
                  Total short forward currency contracts              10,174,424            3.49%
                                                                    ------------     -----------
   Net unrealized gain on forward currency contracts                $  6,655,943            2.28%
                                                                    ============     ===========
WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

                  Description
                  ------------
                  Written options on forward currency
                    contracts (premiums received - $76,584)         $    (78,021)          (0.03)%
                                                                    ============     ===========

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares         Value        Asset Value
                                                      -----------   ------------    ------------
 INVESTMENT SECURITIES SOLD SHORT

 Common Stocks (United States)
  Basic Materials
    Louisiana-Pacific Corp.                                85,125   $  1,832,741            0.63%
    Other                                                             12,082,268            4.14%
                                                                    ------------    ------------
                                                                      13,915,009            4.77%
                                                                    ------------    ------------
  Communications                                                       2,483,096            0.85%
                                                                    ------------    ------------
  Consumer, Cyclical
    Hovnanian Enterprises Inc., Class A***                 51,884      1,758,868            0.60%
    NTL Incorporated                                       71,709      1,809,935            0.62%
    Toll Brothers Inc.***                                  59,730      1,925,098            0.66%
    Urban Outfitters Inc.***                              131,375      3,025,566            1.04%
    Other                                                             26,360,085            9.03%
                                                                    ------------    ------------
                                                                      34,879,552           11.95%
                                                                    ------------    ------------
  Consumer, Non-cyclical
    Sanderson Farms Inc.                                   57,229      1,733,466            0.59%
    Other                                                              8,845,000            3.03%
                                                                    ------------    ------------
                                                                      10,578,466            3.62%
                                                                    ------------    ------------
  Energy
    ConocoPhillips                                         26,137      1,880,557            0.64%
    Whiting Petroleum Corp.***                             37,302      1,738,273            0.60%
    Other                                                             11,809,454            4.04%
                                                                    ------------    ------------
                                                                      15,428,284            5.28%
                                                                    ------------    ------------
  Financial
    American Express Company                               29,576      1,794,376            0.61%
    Arthur J. Gallagher & Co.                              67,291      1,988,449            0.68%
    MBIA Inc.                                              26,583      1,942,154            0.67%
    Other                                                             30,193,272           10.35%
                                                                    ------------    ------------
                                                                      35,918,251           12.31%
                                                                    ------------    ------------
  Healthcare
    Allergan Inc.                                          16,037      1,920,270            0.66%
    Amedisys Inc.***                                       51,583      1,695,533            0.58%
    Boston Scientific Corp.***                            111,561      1,916,618            0.65%
    Matria Healthcare Inc.***                              69,099      1,985,214            0.68%
    Other                                                             16,894,847            5.79%
                                                                    ------------    ------------
                                                                      24,412,482            8.36%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares          Value       Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES SOLD SHORT
  (continued)

 Common Stocks (United States) (continued)
  Industrial
    GATX Corp.                                             40,161   $  1,740,176            0.60%
    Other                                                             19,134,019            6.55%
                                                                    ------------    ------------
                                                                      20,874,195            7.15%
                                                                    ------------    ------------
  Technology
    Hutchinson Technology Inc.***                          83,273      1,962,745            0.67%
    Wright Express Corp.***                                60,275      1,878,772            0.65%
    Other                                                             28,224,524            9.67%
                                                                    ------------    ------------
                                                                      32,066,041           10.99%
                                                                    ------------    ------------
  Utilities                                                           10,407,699            3.57%
                                                                    ------------    ------------
  Total common stocks sold short (United
   States) (proceeds - $193,431,044)                                 200,963,075           68.85%
                                                                    ------------    ------------
 Common Stocks (Non-United States)
  Bahamas
    Energy                                                          $    120,697            0.04%
                                                                    ------------    ------------
  Bermuda
    Consumer, Cyclical                                                   211,871            0.07%
    Financial                                                             51,032            0.02%
    Industrial                                                         1,009,310            0.34%
    Technology                                                           193,013            0.07%
                                                                    ------------    ------------
                                                                       1,465,226            0.50%
                                                                    ------------    ------------
  Brazil
    Basic Materials                                                       27,317            0.01%
    Communications                                                       367,604            0.13%
    Consumer, Non-cyclical                                                39,808            0.01%
                                                                    ------------    ------------
                                                                         434,729            0.15%
                                                                    ------------    ------------
  Canada
    Basic Materials                                                      359,790            0.12%
    Communications                                                         1,998            0.00%
    Consumer, Cyclical                                                    23,682            0.01%
    Energy                                                             1,219,279            0.42%
    Healthcare                                                         1,101,611            0.38%
    Technology                                                           327,282            0.11%
                                                                    ------------    ------------
                                                                       3,033,642            1.04%
                                                                    ------------    ------------
  Cayman Islands
    Energy                                                               678,772            0.23%
    Financial                                                            145,913            0.05%
    Technology                                                           809,496            0.28%
                                                                    ------------    ------------
                                                                       1,634,181            0.56%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares         Value        Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES SOLD SHORT
    (continued)
 Common Stocks (Non-United States) (continued)
  France
    Energy                                                          $    265,744            0.09%
    Healthcare                                                            21,885            0.01%
    Technology                                                            55,230            0.02%
     Alcatel-Lucent, ADR                                  132,790      1,890,833            0.65%
                                                                    ------------    ------------
                                                                       2,233,692            0.77%
                                                                    ------------    ------------
  Germany
    Basic Materials                                                      396,422            0.14%
    Consumer, Cyclical                                                    13,633            0.00%
    Industrial                                                            76,968            0.03%
    Technology                                                           146,235            0.05%
                                                                    ------------    ------------
                                                                         633,258            0.22%
                                                                    ------------    ------------
  Great Britain
    Communications                                                       490,178            0.17%
    Consumer, Cyclical                                                   640,544            0.22%
                                                                    ------------    ------------
                                                                       1,130,722            0.39%
                                                                    ------------    ------------
  Hong Kong
    Energy                                                               159,341            0.05%
                                                                    ------------    ------------
  India
    Financial                                                            295,757            0.10%
                                                                    ------------    ------------
  Israel
    Technology                                                           167,074            0.06%
                                                                    ------------    ------------
  Japan
    Basic Materials                                                    1,270,384            0.44%
    Consumer, Cyclical                                                 1,731,638            0.59%
    Consumer, Non-Cyclical                                               689,289            0.24%
    Energy                                                                81,120            0.03%
    Financial                                                          1,216,395            0.42%
    Healthcare                                                           327,296            0.11%
    Industrial                                                         1,737,228            0.60%
    Technology                                                           868,360            0.29%
    Utilities                                                              6,810            0.00%
                                                                    ------------    ------------
                                                                       7,928,520            2.72%
                                                                    ------------    ------------
  Mexico
    Consumer, Cyclical                                                 1,046,016            0.36%
                                                                    ------------    ------------
  Netherlands
    Financial                                                             16,570            0.00%
    Technology                                                            62,394            0.02%
                                                                    ------------    ------------
                                                                          78,964            0.02%
                                                                    ------------    ------------
  People's Republic of China
    Technology                                                            49,824            0.02%
                                                                    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                       CONDENSED SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 2006 - (CONTINUED)

                                                                                     % of Net
                                                        Shares          Value       Asset Value
                                                     ------------   ------------    ------------
 INVESTMENT SECURITIES SOLD SHORT
  (continued)
 Common Stocks (Non-United States) (continued)
  Peru
    Basic Materials                                                 $     29,940            0.01%
                                                                    ------------    ------------
  South Africa
    Basic Materials                                                       80,070            0.03%
                                                                    ------------    ------------
  South Korea
    Basic Materials                                                      346,222            0.12%
    Communications                                                       155,218            0.05%
    Utilities                                                            218,334            0.07%
                                                                    ------------    ------------
                                                                         719,774            0.24%
                                                                    ------------    ------------
  Spain
    Communications                                                       315,626            0.11%
    Energy                                                               179,952            0.06%
                                                                    ------------    ------------
                                                                         495,578            0.17%
                                                                    ------------    ------------
  Switzerland
    Financial                                                             19,418            0.00%
    Industrial                                                           364,058            0.13%
                                                                    ------------    ------------
                                                                         383,476            0.13%
                                                                    ------------    ------------
    Total common stocks sold short
      (Non-United States)
      (proceeds - $21,716,847)                                        22,120,481            7.58%
                                                                    ------------    ------------
      Total investment securities sold short
        (proceeds - $215,147,891)                                   $223,083,556           76.43%
                                                                    ============    ============

----------------
*     Non-income producing security.
** pledged as collateral for the trading of futures, forward and equity securities.
***   Security did not pay a dividend during the previous twelve months.
ADR - American Depository Receipt

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of $2,366)      $   1,285,273
  Interest income                                                       7,133,415
                                                                    -------------
    Total income                                                        8,418,688
                                                                    -------------
EXPENSES
  Sales fee                                                             2,781,717
  Trading management fee                                                2,791,143
  Performance fee                                                          92,459
  Dividends on securities sold short                                      968,167
  Stock loan fees                                                         561,661
  Professional fees                                                       143,340
  Offering costs                                                        1,046,682
  Custodian fees                                                          371,270
  Trustees' fees                                                           80,000
  Miscellaneous                                                            13,972
                                                                    -------------
    Total expenses                                                      8,850,411
                                                                    -------------
    Operating expenses exceeding limit recouped                             5,911
                                                                    -------------
    Net expenses                                                        8,856,322
                                                                    -------------
    Net investment loss                                                  (437,634)
                                                                    -------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  Net realized gain (loss) from investments:
    Investment securities trading, net                                 10,985,973
    Loss on investment securities sold short                          (10,222,123)
    Loss from option contracts purchased                                 (615,287)
    Gain from option contracts written                                    683,659
    Futures trading, net                                               (6,280,109)
    Forwards trading, net                                               4,528,964
                                                                    -------------
       Total net realized loss from investments                          (918,923)
                                                                    -------------
  Net change in unrealized appreciation (depreciation)
    of investments:
    Investment securities trading                                       6,167,938
    Loss on investment securities sold short                           (7,772,465)
    Gain from option contracts purchased                                   29,088
    Loss from option contracts written                                     (1,437)
    Futures trading                                                     5,646,619
    Forwards trading                                                    7,295,470
                                                                    -------------
       Net change in unrealized appreciation of investments            11,365,213
                                                                    -------------
         Net realized and unrealized gain from investments             10,446,290
                                                                    -------------
         Net increase in net assets from operations                 $  10,008,656
                                                                    =============

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
          STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                          Shareholders' Capital (Net Assets)
                                 Total      ------------------------------------------------------------
                               Number of
                                 Units/        Managing                       Other
                                 Shares         Member      Shareholders    Unitholders        Total
                             ------------   ------------    ------------    ------------    ------------
Balances at
  December 31, 2004            17,155.685   $ 11,829,424    $          0    $  7,861,741    $ 19,691,165
                             ------------   ------------    ------------    ------------    ------------
Increase (decrease) in net
  assets from operations:
  Net investment loss                           (659,033)       (513,330)        (56,584)     (1,228,947)
  Net realized gain from
   investments                                 1,235,422       2,623,184          15,217       3,873,823
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments                                 1,190,531      (1,265,924)        262,401         187,008
                                            ------------    ------------    ------------    ------------
   Increase in net assets
     from operations                           1,766,920         843,930         221,034       2,831,884
                                            ------------    ------------    ------------    ------------
Capital transactions:
  Proceeds from
   shareholder
   subscriptions                9,855.102     11,856,075         260,867         274,598      12,391,540
  Payments for
   shareholder
   redemptions                 (7,084.380)             0               0      (8,357,373)     (8,357,373)
  Transfer of Managing
   Member units to
   shares of Trust                           (25,452,419)     25,452,419               0               0
                             ------------   ------------    ------------    ------------    ------------
   Total capital
     transactions               2,770.722    (13,596,344)     25,713,286      (8,082,775)      4,034,167
                             ------------   ------------    ------------    ------------    ------------
Balances at
  December 31, 2005            19,926.407              0      26,557,216               0      26,557,216
                             ------------   ------------    ------------    ------------    ------------
Increase (decrease) in net
  assets from operations:
  Net investment loss                                  0        (437,634)              0        (437,634)
  Net realized loss from
   investments                                         0        (918,923)              0        (918,923)
  Net change in
   unrealized
   appreciation of
   investments                                         0      11,365,213               0      11,365,213
                                            ------------    ------------    ------------    ------------
   Increase in net assets
     from operations                                   0      10,008,656               0      10,008,656
                                            ------------    ------------    ------------    ------------

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
          STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS) FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005 - (CONTINUED)

                                                    Shareholders' Capital (Net Assets)
                            Total       ----------------------------------------------------------
                          Number of
                            Units/        Managing                        Other
                           Shares          Member      Shareholders    Unitholders        Total
                        ------------    ------------   ------------    ------------   ------------
Capital transactions:
  Proceeds from
    shareholder
    subscriptions        203,804.023               0    258,948,558               0    258,948,558
  Payments for
    shareholder
    repurchases           (2,858.854)              0     (3,631,613)              0     (3,631,613)
                        ------------    ------------   ------------    ------------   ------------
   Total capital
     transactions        200,945.169               0    255,316,945               0    255,316,945
                        ------------    ------------   ------------    ------------   ------------
Balances at
  December 31, 2006      220,871.576    $          0   $291,882,817    $          0   $291,882,817
                        ============    ============   ============    ============   ============

                See Accompanying Notes to Financial Statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A.  General Description of the Trust

         The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

         The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

     B.  Method of Reporting

         The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

         For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

     C.  Cash

         Cash includes cash and short-term time deposits held at financial institutions.

     D.  Futures, Forward Currency and Options on Forward Currency Contracts

         Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
         POLICIES - (continued)

     D. Futures, Forward Currency and Options on Forward Currency Contracts - (continued)

         Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of option written. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

     E.  Investment Securities

         Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

     F.  Income Taxes

         The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
         POLICIES - (continued)

     G.  Offering Costs

         Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2006, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $175,838. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

         If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2006, the amount of unreimbursed offering costs incurred by the Adviser is $2,881,875.

     H.  Foreign Currency Transactions

         The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

     I.  Recently Issued Accounting Pronouncements

         In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 (FIN 48) entitled "Accounting For Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The implementation of FIN 48 is not expected to have a material impact on the Trust's financial statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
         POLICIES - (continued)

     I.  Recently Issued Accounting Pronouncements - (continued)

         In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America, and expands disclosures about fair value measurements. While FAS 157 does not require any new fair value measurements, for some entities, the application of FAS 157 may change current practice. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The implementation of FAS 157 is not expected to have a material impact on the Trust's financial statements.

Note 2.  INVESTMENT ADVISER

   As of July 1, 2005, the Investment Adviser of the Trust became Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined).

   Prior to July 1, 2005, the Trading Advisor of the Trust was Campbell & Company, Inc.

   From January 1, 2005 through June 30, 2005, the Trust paid management and performance fees of $174,757 and $527,698, respectively, back to the shareholders in the form of 558.392 shares.

Note 3.  SALES FEE

   Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents. All sales fees earned during the year ended December 31, 2005 were paid back to the shareholders in the form of 343.040 shares.

Note 4.  ADMINISTRATIVE EXPENSES

   Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the twelve months ended December 31, 2006. Prior year's expense reimbursement of $5,911 was repaid by the Trust during 2006.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 5. DEPOSITS WITH COMMODITY BROKER

   The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

   The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6. DEPOSITS WITH CUSTODIAN

   The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

   Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7. SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

   Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

   The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 7. SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS - (continued)

   During the year ended December 31, 2006, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

                                                      Repurchase              Repurchase
                                                  September 30, 2006      December 31, 2006
                                                 --------------------   ---------------------
   Commencement Date                               August 7, 2006         November 15, 2006
   Percentage of Outstanding Shares Tendered            0.9%                    0.7%
   Percentage of Outstanding Shares
     Repurchased                                        0.9%                    0.7%
   Amount of Repurchase                              $1,805,392             $1,826,221

   The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8. SECURITIES TRANSACTIONS

   The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2006 were $1,419,941,329 and $1,419,016,703, respectively.

   The U.S. federal income tax basis of the Trusts investments at December 31, 2006 was as follows:

   Investment securities                $  226,191,268
   Securities sold short                  (223,083,556)
   Open forward currency contracts           6,579,661
   Open futures contracts                    3,358,998
   Option contracts written                    (78,021)
   Option contracts purchased                  161,366

   The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $2,207,908 (gross unrealized appreciation was $3,635,096 and gross unrealized depreciation was $1,427,188).

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 9. OPTIONS WRITTEN

   Transactions in options written during the year ended December 31, 2006 were as follows:

                                                   Number         Premiums
                                                of Contracts      Received
                                                ------------    ------------
Options outstanding at December 31, 2005                   0    $          0
Options written                                          694         760,243
Options expired                                         (589)       (584,988)
Options exercised                                        (75)        (98,671)
                                                ------------    ------------
Options outstanding at December 31, 2006                  30    $     76,584
                                                ============    ============

Note 10. TRADING ACTIVITIES AND RELATED RISKS

   The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

   The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

   The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

   The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2006 was $2,987,290, which equals approximately 1% of Net Asset Value.

   For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 10. TRADING ACTIVITIES AND RELATED RISKS - (continued)

   The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholders bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

   All open futures, forwards and options on forward currency contracts mature within one year.

Note 11. INDEMNIFICATIONS

   In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12. FINANCIAL HIGHLIGHTS

   The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2006, 2005 and 2004, and for the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

                       THE CAMPBELL MULTI-STRATEGY TRUST
                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

Note 12. FINANCIAL HIGHLIGHTS - (continued)

Per Share Performance
(for a share outstanding throughout the entire period)

                                        For the Year       For the Year          For the Year        For the Period
                                           Ended              Ended                 Ended                Ended
                                        December 31,        December 31,         December 31,         December 31,
                                            2006               2005                 2004                 2003
                                     ----------------     ----------------     ----------------     ----------------
Net asset value per share at
  beginning of period                $       1,332.76     $       1,147.79     $       1,052.74     $       1,000.00
                                     ----------------     ----------------     ----------------     ----------------
Income (loss) from operations:
  Net realized and unrealized
    gain (loss) on investment
    transactions (1)                            (7.27)              257.24               152.88                72.76
  Net investment loss (1)                       (3.99)              (72.27)              (57.83)              (20.02)
                                     ----------------     ----------------     ----------------     ----------------
    Total from investment
      operations                               (11.26)              184.97                95.05                52.74
                                     ----------------     ----------------     ----------------     ----------------
Net asset value per share at end
  of period                          $       1,321.50     $       1,332.76     $       1,147.79     $       1,052.74
                                     ================     ================     ================     ================
Total Return (2)                                (0.84)%              16.12%                9.03%                5.27%
                                     ================     ================     ================     ================
Supplemental Data
  Net Assets at the end of the
    period                           $    291,882,817     $     26,557,216     $     19,691,165     $     10,562,863
Ratios to average net asset value:
  Gross expenses prior to
    performance fee (3)                          6.34%                6.07%                5.54%                5.80%
  Performance fee (2)                            0.07%                3.40%                1.73%                1.25%
                                     ----------------     ----------------     ----------------     ----------------
    Total gross expenses                         6.41%                9.47%                7.27%                7.05%
                                     ================     ================     ================     ================
  Net investment (loss) (3)                     (0.32)%              (5.65)%              (5.07)%              (5.48)%
                                     ================     ================     ================     ================
Portfolio turnover rate (3)(4)                    724%               1,474%               1,849%               1,892%
                                     ================     ================     ================     ================
Average commission rate paid(5)      $         0.0012     $         0.0030     $         0.0049     $         0.0045
                                     ================     ================     ================     ================

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

----------------
(1) Net investment loss per share is calculated by dividing the net investment loss by the average number of shares outstanding during the period. Net realized and unrealized gain on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Not annualized for the period ended December 31, 2003.

(3)   Annualized for the period ended December 31, 2003.

(4)   Applies only to the equities portion of the portfolio.

(5) Average commission rate paid is calculated by dividing the commissions by total shares purchased and sold.

                                PRIVACY POLICY

The Trust firmly believes that its investors are entitled to the very best service we can offer - and that includes the right to feel comfortable about the personal non-public information they share with the Trust.

The Trust may collect information about its investors where it is useful to the investor and permitted by law. The Trust uses this information to manage each investor's account, direct transactions and provide each investor with valuable information. The Trust may collect this information through forms, interviews, transaction history of an investor's account, or third parties. The information includes each investor's name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information we may need to service your account.

The Trust does not provide customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service your account or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support our service of investor accounts. These companies may use this information only for the services for which we hire them, and are not permitted to use or share this information for any other purpose.

The Trust requires service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust also requires that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors and comply with federal standards.

The Trust will continue to adhere to the privacy policies and practices as described in this notice with respect to information about investors who have since redeemed their interest in the Trust.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed schedule of investments, as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2006, the results of its operations for the year then ended and the changes in shareholders' capital (net assets) for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
February 12, 2007

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED
                            SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the "Trust"), as of December 31, 2006, and for the year ended and have issued our report thereon dated February 12, 2007 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's schedule of investments in securities (the "Schedule") as of December 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
February 12, 2007

Item 2. Code of Ethics

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, controller, assistant controller and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser's corporate secretary, Court Towers Building, 210 West Pennsylvania Ave., Suite 770, Towson, Maryland 21204 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At the organizational meeting of the Board of Trustees held on July 16, 2006, the Board unanimously approved a resolution appointing Mr. Russell Fleming as the "Audit Committee Financial Expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is "independent."

Item 4. Principal Accountant Fees and Services

(a) Audit Fees - the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,864 for 2006 and $47,000 for 2005.

(b) Audit-Related Fees - there were no audit related fees billed to the registrant in 2006 or 2005 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - there were no tax fees billed in 2006 or 2005 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - there were no other fees billed for 2006 or 2005 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) 1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                      AUDIT COMMITTEE PRE-APPROVAL PROCESS

      The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent accountants, including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

      Pre-approval for a permitted non-audit service shall not be required if.
(1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

      The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

      1. bookkeeping or other services related to the accounting records or financial statements of the Trust;

      2.    financial information systems design and implementation;

      3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

      4.    actuarial services;

      5.    internal audit outsourcing services;

      6.    management functions or human resources;

      7. broker or dealer, investment adviser, or investment banking services;

      8.    legal services and expert services unrelated to the audit; and

      9. any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e) 2) No services included in b) - d) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)    Not applicable as less than 50%.

g) There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2006 or 2005.

h) The registrant's Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant's investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

INVESTMENT SECURITIES

                                                                                                 % OF NET
  Common Stocks (United States)                                    SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Basic Materials
           Ak Steel Holding Corp *                                  91,433        1,545,218             0.53%
           Carpenter Technology Corp                                 3,033          310,943             0.11%
           Chaparral Stl Co Del                                     28,172        1,247,174             0.43%
           Commercial Metals Co                                     10,015          258,387             0.09%
           Du Pont E I De Nemours & Co. Com                            480           23,381             0.01%
           Ecolab Inc                                                2,309          104,367             0.04%
           Freeport Mcmoran Copper & Gold Cl B                       4,381          244,153             0.08%
           Meadwestvaco Corp Com                                     5,267          158,326             0.05%
           Monsanto Co                                              25,637        1,346,712             0.46%
           Myers Inds Inc                                              262            4,103             0.00%
           Om Group Inc *                                           33,519        1,517,740             0.52%
           Pactiv Corp *                                            32,853        1,172,524             0.40%
           Ppg Industries Inc                                        1,701          109,221             0.04%
           Praxair Inc                                              10,064          597,097             0.20%
           Quanex Corp                                               1,372           47,457             0.02%
           Sigma-Aldrich Corp                                          235           18,264             0.00%
           Sonoco Prods Co                                             708           26,946             0.01%
                                                                              -------------    -------------
                                                                                  8,732,013             2.99%
                                                                              -------------    -------------
    Communications
           Centurytel Inc Monr Oe La                                18,092          789,897             0.27%
           Citizens Communications Co                               30,511          438,443             0.15%
           Crown Castle International Cor *                          9,148          295,480             0.10%
           Ct Communications Inc                                     9,593          219,872             0.08%
           Dobson Communications Corp Cl A *                         2,695           23,473             0.01%
           Fairpoint Communications Inc                              2,912           55,182             0.02%
           Iowa Telecomm Sr                                            685           13,501             0.00%
           Qwest Communications Intl Inc *                          50,149          419,747             0.14%
           Syniverse Hldgs Inc *                                     5,366           80,436             0.03%
           Usa Mobility Inc Com *                                   17,275          386,442             0.13%
                                                                              -------------    -------------
                                                                                  2,722,473             0.93%
                                                                              -------------    -------------
    Consumer, Cyclical
           Ambassadors Group Inc                                       449           13,627             0.00%
           American Eagle Outfitters Inc                             7,049          219,999             0.08%
           Ann Taylor Stores Corp *                                 71,635        2,352,493             0.81%
           Autoliv Inc                                               1,373           82,792             0.03%
           Bed Bath Beyond Inc *                                     6,584          250,850             0.09%
           Best Buy Inc                                             21,819        1,073,277             0.37%
           Big Lots Inc *                                           10,785          247,192             0.08%
           Black & Decker Mfg Co Com                                 8,872          709,494             0.24%
           Blue Nile Inc *                                          18,634          687,408             0.24%
           Blyth Inc                                                   451            9,358             0.00%
           Bright Horizons Family Solutions *                        2,563           99,086             0.03%
           Building Matls Hldg Corp                                 27,105          669,222             0.23%
           Catalina Marketing Corp                                   4,208          115,720             0.04%
           Charlotte Russe Hldg Inc *                                2,346           72,140             0.02%
           Choice Hotels Intl Inc                                   12,378          521,114             0.18%
           Circuit City Stores Inc                                  65,090        1,235,408             0.42%
           Clear Channel Communications I                           12,994          461,807             0.16%
           Coldwater Creek Inc *                                    20,993          514,748             0.18%
           Columbia Sportswear Co                                      378           21,055             0.01%
           Cumulus Media Inc Cl A *                                  2,207           22,931             0.01%
           Devry Inc Del                                             7,082          198,296             0.07%
           Dick'S Sporting Goods Com *                               7,810          382,612             0.13%
           Dillards Inc Cl A                                           631           22,066             0.01%
           Dollar Tree Stores Inc *                                  3,167           95,327             0.03%
           Dominos Pizza                                            55,640        1,557,920             0.53%
           Dress Barn Inc *                                          7,339          171,219             0.06%
           Emmis Communications Corp Cl A *                         61,764          508,935             0.17%
           Expedia Inc Del *                                         8,565          179,694             0.06%
           Federated Dept Stores Inc Del                            75,255        2,869,473             0.98%
           Getty Images Inc *                                          576           24,664             0.01%
           Group 1 Automotive Inc                                      775           40,083             0.01%
           Gymboree Corp *                                          24,498          934,844             0.32%
           Harley Davidson Inc                                       6,077          428,246             0.15%
           Harman International Industrie                            1,807          180,537             0.06%
           Hibbett Sporting Goods Inc *                                128            3,908             0.00%
           Ihop Corp New                                               108            5,692             0.00%
           Itt Edl Svcs Inc *                                        1,712          113,625             0.04%
           Jacksn Hwt Tx Sr                                          9,508          322,987             0.11%
           Jakks Pac Inc *                                             916           20,005             0.01%
           John Wiley & Sons Inc Cl A                                  411           15,811             0.01%
           Kellwood Co                                              20,604          670,042             0.23%
           Kimball Intl Inc Cl B                                     1,142           27,751             0.01%
           Kohls Corp *                                              9,857          674,515             0.23%
           Lear Corp *                                               8,207          242,353             0.08%
           Lee Enterprises Inc                                       1,146           35,595             0.01%
           Marvel Entmt Inc *                                       61,412        1,652,597             0.58%
           Mattel Inc                                               59,622        1,351,035             0.47%
           Matthews Intl Corp Cl A                                     292           11,490             0.00%
           Mens Wearhouse Inc                                        3,693          141,294             0.05%
           Newell Rubbermaid Inc Medium T                           13,052          377,855             0.13%
           O Reilly Automotive Inc *                                   506           16,222             0.01%
           Officemax Inc                                               275           13,654             0.00%
           Oxford Inds Inc                                          30,643        1,521,425             0.52%
           Pantry Inc *                                                978           45,810             0.02%
           Papa Johns Intl Inc *                                    55,052        1,597,059             0.55%
           Payless Shoesource Inc *                                 43,927        1,441,684             0.49%
           Phillips-Van Heusen Corp                                     18              903             0.00%
           Radioshack Corp Del                                      99,617        1,671,573             0.57%
           Retail Ventures Holdings Inc *                            9,729          185,240             0.06%
           Ruby Tuesday Inc                                          3,679          100,952             0.03%
           Scholastic Corp *                                        46,702        1,673,800             0.58%
           Sonic Corp *                                                277            6,634             0.00%
           Sothebys Cl A                                            49,272        1,528,417             0.52%
           Stage Stores Inc                                          3,216           97,734             0.03%
           Stamps.Com Inc *                                          2,269           35,737             0.01%
           Stanley Wks                                                 203           10,209             0.00%
           Strayer Ed Inc                                               37            3,924             0.00%
           Talbots Inc                                               2,523           60,804             0.02%
           Tempur-Pedic Intl *                                         757           15,488             0.01%
           Thor Industries Inc                                       1,119           49,225             0.02%
           Tractor Supply Co *                                         497           22,221             0.01%
           United Auto Group Inc                                     2,745           64,700             0.02%
           Valassis Communications Inc *                             1,460           21,170             0.01%
           Wendy's International Inc                                54,059        1,788,812             0.61%
           Westwood One Inc                                         11,267           79,545             0.03%
           Whirlpool Corp                                           16,583        1,376,721             0.47%
           Winnebago Inds Inc                                        6,814          224,249             0.08%
                                                                              -------------    -------------
                                                                                 36,294,104            12.44%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (United States)                                    SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Non-Cyclical
           Archer-Daniels Midland Co                                39,436        1,260,375             0.43%
           Campbell Soup USD Com                                    12,865          500,320             0.17%
           Chattem Inc *                                            12,479          624,948             0.21%
           Chiquita Brands Intl Inc *                                1,291           20,617             0.01%
           Conagra Foods Inc                                        33,850          913,950             0.31%
           Corn Prods Intl Inc                                       2,799           96,677             0.03%
           Del Monte Foods Co                                        1,950           21,509             0.01%
           Elizabeth Arden Inc *                                     1,209           23,031             0.01%
           Energizer Holdings Inc *                                  1,938          137,579             0.05%
           Flowers Foods Inc                                           261            7,044             0.00%
           Hansen Nat Corp *                                           437           14,718             0.01%
           Hormel Foods Corp                                         2,017           75,315             0.03%
           Kroger Co                                                33,589          774,898             0.27%
           Loews Corp                                               28,504        1,844,779             0.63%
           Pepsi Bottling Group Inc                                 12,209          377,380             0.13%
           Performance Food Group Co *                               1,898           52,461             0.02%
           Playtex Products Inc *                                   26,249          377,723             0.13%
           Reddy Ice Hldgs Inc                                      12,786          330,135             0.11%
           Reynolds Amern Inc                                        3,284          215,003             0.07%
           Spectrum Brands Inc *                                         5               55             0.00%
           Sysco Corp                                               22,459          825,593             0.28%
           Ust Inc                                                   7,922          461,060             0.16%
           Walgreen Co                                               2,588          118,763             0.04%
           Whole Foods Mkt Inc                                         138            6,476             0.00%
           Wm Wrigley Jr Co                                            140            7,241             0.00%
                                                                              -------------    -------------
                                                                                  9,087,650             3.11%
                                                                              -------------    -------------
    Energy
           Anadarko Pete Corp                                       12,683          551,964             0.19%
           Arch Coal Inc                                             6,091          182,913             0.06%
           Bj Svcs Co                                                8,132          238,430             0.08%
           Cameron Intl Corp Com *                                   2,534          134,429             0.05%
           Carrizo Oil & Gas Inc *                                   1,716           49,798             0.02%
           Chesapeake Energy Corp                                   17,928          520,808             0.18%
           Consol Energy Inc                                         1,785           57,352             0.02%
           Delta Pete Corp *                                         5,762          133,448             0.05%
           Denbury Resources Holdings Inc *                          9,720          270,119             0.09%
           Dril-Quip Inc *                                           4,410          172,696             0.06%
           Edge Petroleum Corporation  De *                          1,369           24,971             0.01%
           Ensco International Inc                                     943           47,207             0.02%
           Exxon Mobil Corp                                         22,944        1,758,199             0.60%
           Fmc Technologies Inc *                                      521           32,109             0.01%
           General Maritime Corp Com                                49,688        1,748,521             0.60%
           Global Inds Ltd *                                        44,418          579,211             0.20%
           Harvest Natural Resources Inc *                          15,036          159,833             0.05%
           Helix Energy Solutions Group I *                          2,443           76,637             0.03%
           Horizon Offshore Inc *                                    1,439           23,456             0.01%
           Hydril *                                                    786           59,099             0.02%
           James Riv Coal Co *                                       3,162           29,343             0.01%
           Lone Star Technologies Inc *                             15,727          761,344             0.26%
           Noble Affiliates Inc                                        893           43,820             0.02%
           Oil Sts Intl Inc *                                          387           12,473             0.00%
           Overseas Shipholding Group Inc                           14,794          832,902             0.29%
           Petrohawk Energy Corp *                                   3,422           39,353             0.01%
           Pogo Producing Co                                           739           35,797             0.01%
           Smith Intl Inc                                            6,612          271,555             0.09%
           St Mary Land & Expl Co                                    4,805          177,016             0.06%
           Swift Energy Co *                                            95            4,257             0.00%
           Tetra Technologies Inc Del *                              1,346           34,431             0.01%
           Todco *                                                      90            3,075             0.00%
           Trico Marine Svcs Inc *                                   5,123          196,262             0.07%
           Usec Inc *                                               34,443          438,115             0.15%
           W-H Energy Svcs Inc *                                       407           19,817             0.00%
                                                                              -------------    -------------
                                                                                  9,720,760             3.33%
                                                                              -------------    -------------
    Financial
           Accredited Home Lendrs Hldg Co Com *                     54,763        1,497,768             0.51%
           Allstate Corp                                            25,957        1,690,060             0.58%
           Americredit Corp *                                       70,059        1,763,385             0.60%
           Archstone-Smith Tr Com Reit                               1,587           92,379             0.03%
           Asta Funding Inc                                            373           11,354             0.00%
           Astoria Finl Corp                                         8,651          260,914             0.09%
           Bank Of New York Co Inc                                   7,809          307,440             0.11%
           Bankunited Financial Corp Cl A                            5,384          150,537             0.05%
           Boston Properties Inc Massach Com Reit                      517           57,842             0.02%
           Camden Property Trust Com Reit                            5,648          417,105             0.14%
           Cathay Gen Bancorp                                        1,084           37,409             0.01%
           Charles Schwab Corp New                                   2,585           49,994             0.02%
           Chubb Corp                                               20,584        1,089,099             0.37%
           Cit Group Inc New                                        25,516        1,423,027             0.49%
           Cna Finl Corp *                                          22,312          899,620             0.31%
           Colonial Bancgroup Inc                                    1,037           26,692             0.01%
           Colonial Properties Trust Com Reit                        2,203          103,277             0.04%
           Countrywide Financial Corp                               43,067        1,828,194             0.63%
           Cullen Frost Banker Inc                                   7,211          402,518             0.16%
           Equity Residential Com Reit                               2,917          148,038             0.05%
           Firstfed Financial Corp *                                   103            6,898             0.00%
           Goldman Sachs Group Inc Medium                            6,523        1,300,360             0.45%
           Greater Bay Bancorp                                       3,506           92,313             0.03%
           Hcc Ins Hldgs Inc                                        11,137          357,386             0.12%
           Home Properties Inc                                       2,509          148,708             0.05%
           Hospitality Properties Trust                              7,098          337,368             0.12%
           Huntington Natl Bk Columbus Oh                           10,191          242,036             0.08%
           Indymac Bancorp Inc                                      35,713        1,612,799             0.55%
           Jefferies Group Inc New                                  25,554          685,358             0.23%
           Jones Lang Lasalle Inc                                      355           32,720             0.01%
           JP Morgan Chase & Co Com                                    480           23,184             0.01%
           Landamerica Finl Group Inc                                5,525          348,683             0.12%
           Lasalle Hotel Properties Com Reit                         3,999          183,354             0.06%
           Lehman Brothers Hldgs Inc Medi                            2,839          221,783             0.08%
           Loews Corp                                                5,536          229,578             0.08%
           M & T Bk Corp                                             2,009          245,419             0.08%
           Marshall & Ilsley Corp Com                                4,677          225,010             0.08%
           Metlife Inc                                               1,620           95,596             0.03%
           Mgic Invt Corp                                           19,698        1,231,913             0.42%
           Nasdaq Stk Mkt Inc *                                      8,899          274,000             0.09%
           Nationwide Finl Svcs Inc Cl A                            34,989        1,896,404             0.65%
           Nuveen Investments Inc Cl A                                 711           36,887             0.01%
           Ocwen Finl Corp *                                        35,015          555,338             0.19%
           Ohio Casualty Corp                                        5,095          151,882             0.05%
           Pennsylvania Real Estate Inves Com Reit                   4,499          177,171             0.06%
           Piper Jaffray Cos                                        11,148          726,292             0.25%
           Pmi Group Inc                                            26,543        1,252,033             0.43%
           Post Properties Inc  Com Reit                             1,085           49,585             0.02%
           Price T Rowe Group Inc                                   27,929        1,222,452             0.42%
           Proassurance Corp *                                         115            5,741             0.00%
           Prologis Com Reit                                        10,591          643,615             0.22%
           Radian Group Inc                                         32,671        1,761,294             0.60%
           Regions Financial Corp New                                  111            4,151             0.00%
           Safety Ins Group Inc                                     18,366          931,340             0.32%
           St. Paul Travelers Companies I                           13,671          733,996             0.25%
           Stancorp Finl Group Inc                                   1,892           85,235             0.03%
           The First Marblehead Corp                                14,582          796,906             0.27%
           Triad Guaranty Inc                                       14,532          797,371             0.27%
           Ventas Inc Com Reit                                         204            8,633             0.00%
           Wells Fargo Company                                      71,220        2,532,583             0.87%
           Whitney Hldg Corp                                         3,740          121,999             0.04%
           Wilmington Trust Corp                                     5,894          248,550             0.09%
           WR Berkley Corp                                          10,009          345,411             0.12%
                                                                              -------------    -------------
                                                                                 35,235,987            12.07%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (United States)                                    SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Healthcare
           Advanced Medical Optics Inc *                            19,142          673,798             0.23%
           Alkermes Inc *                                            1,374           18,370             0.01%
           Alpharma Inc Cl A                                        59,007        1,422,069             0.49%
           American Medical Systems Holdings *                       1,894           35,077             0.01%
           Amerigroup Corp *                                        27,520          987,693             0.34%
           Amerisource Health Corp                                  14,948          672,062             0.23%
           Amgen Inc *                                              22,804        1,557,741             0.53%
           Amylin Pharmaceuticals Inc *                             19,461          701,958             0.24%
           Apria Healthcare Group Inc *                             39,040        1,040,416             0.36%
           Arthrocare Corp Com *                                     3,226          128,782             0.04%
           Computer Programs & Systems In                              401           13,630             0.00%
           Covance Inc *                                             2,749          161,944             0.06%
           Coventry Hlth Care  Inc Com *                            32,596        1,631,430             0.56%
           Cubist Pharmaceuticals Inc *                             22,494          407,366             0.14%
           Dentsply Intl Inc New                                    11,663          348,141             0.12%
           Digene Corp *                                             1,421           68,094             0.02%
           Dionex Corp *                                               199           11,285             0.00%
           Edwards Lifesciences Corp *                               6,331          297,810             0.10%
           Endo Pharmaceuticals Hldgs Inc *                          7,409          204,340             0.07%
           Eresearch Technology Inc *                                1,629           10,963             0.00%
           Genzyme Corp *                                           18,486        1,138,368             0.39%
           Gilead Sciences Inc *                                    20,744        1,346,908             0.46%
           Haemonetics Corp *                                        2,167           97,558             0.03%
           Healthextras Inc *                                        7,675          184,968             0.06%
           Healthways Inc *                                            930           44,370             0.02%
           Hillenbrand Inds Inc                                      2,014          114,657             0.04%
           Imclone Sys Inc *                                         2,500           66,900             0.02%
           Ims Health Inc                                            3,798          104,369             0.04%
           Intuitive Surgical Inc *                                    661           63,390             0.02%
           Kindred Healthcare Inc *                                  4,335          109,459             0.04%
           Kinetic Concepts Inc *                                   13,706          542,072             0.19%
           King Pharmaceuticals Inc *                                2,783           44,305             0.02%
           Kyphon Inc *                                              1,771           71,548             0.02%
           Lifecell Corp *                                          11,033          266,337             0.09%
           Magellan Health Services Inc *                           40,540        1,752,139             0.60%
           Manor Care Inc New                                       23,838        1,118,479             0.38%
           Mckesson Corp                                            32,127        1,628,839             0.56%
           Medcath Corp *                                            2,825           77,292             0.03%
           Molina Healthcare Inc *                                  27,430          891,749             0.31%
           Mylan Laboratories Inc                                      390            7,784             0.00%
           New Riv Pharmaceuticals Inc *                            21,361        1,168,660             0.40%
           Noven Pharmaceuticals Inc *                               8,320          211,744             0.07%
           Odyssey Healthcare Inc *                                  2,173           28,814             0.01%
           Omnicare Inc                                              2,159           83,402             0.03%
           Pediatrix Med Group *                                       621           30,367             0.01%
           Pfizer Inc Shs                                            7,857          203,496             0.07%
           Pharmaceutical Products Develo                            8,550          275,481             0.09%
           Pharmanet Dev Group *                                     1,992           43,963             0.02%
           Progenics Pharmaceuticals Inc *                          69,112        1,778,943             0.61%
           Pss World Med Inc *                                         883           17,245             0.01%
           Quest Diagnostics Inc                                     1,524           80,772             0.03%
           Respironics Inc *                                         2,514           94,904             0.03%
           Salix Pharmaceuticals *                                   1,659           20,190             0.01%
           Schein Henry Inc *                                        7,880          385,962             0.13%
           Sierra Health Svcs Inc *                                  7,362          265,326             0.09%
           Surmodics Inc *                                           9,583          298,223             0.10%
           The Trizetto Group Inc *                                  8,397          154,253             0.05%
           Theravance *                                              2,020           62,398             0.02%
           Valeant Pharmaceuticals Intl Com *                       21,777          375,435             0.13%
           Varian Inc *                                              1,633           73,142             0.03%
           Varian Med Sys Inc *                                     24,750        1,177,358             0.40%
           Vca Antech Inc *                                          6,013          193,558             0.07%
           Ventana Medical Systems Inc *                               844           36,317             0.01%
           Vertex Pharmaceuticals Inc *                              4,818          180,290             0.06%
           Watson Pharmaceuticals Inc *                              6,130          159,564             0.05%
           Wellcare Health Plans Inc *                              14,750        1,016,275             0.35%
           Wright Medical Group Inc *                                  627           14,597             0.01%
           Wyeth Shs                                                 2,877          146,497             0.05%
                                                                              -------------    -------------
                                                                                 28,641,636             9.81%
                                                                              -------------    -------------
    Industrial
           Actuant Corp                                                967           46,078             0.02%
           Acuity Brands Inc                                         2,551          132,754             0.05%
           Airtran Hldgs Inc *                                       4,892           57,432             0.02%
           Albany International Corp Cl A                            3,963          130,422             0.04%
           Alliant Techsystems Inc *                                 1,891          147,857             0.05%
           American Reprographics Co *                                 697           23,217             0.01%
           American Woodmark Corp                                   25,321        1,059,684             0.36%
           Amr Corp *                                               23,402          707,442             0.24%
           Arkansas Best Corp Delaware                               4,199          151,164             0.05%
           Belden Cdt Inc                                            4,135          161,637             0.06%
           Cenveo Inc *                                             25,149          533,159             0.18%
           Clean Hbrs Inc *                                            242           11,715             0.00%
           Cooper Ind Inc Cl A                                       1,484          134,198             0.05%
           Corporate Executive Brd Co                                2,331          204,429             0.07%
           Covanta Holding Corpdelaware *                            8,701          191,770             0.07%
           Crane Co                                                 17,756          650,580             0.22%
           Cummins Inc                                              16,762        1,980,933             0.68%
           Deluxe Corp                                               1,169           29,459             0.01%
           Donaldson Inc                                             6,494          225,407             0.08%
           Dun & Bradstreet Corp Del New *                          22,113        1,830,735             0.63%
           Dynamic Materials Corp                                    3,526           99,081             0.03%
           Emcor Group Inc *                                        29,771        1,692,481             0.58%
           Fedex Corp                                                2,700          293,274             0.10%
           Forward Air Corp                                          1,104           31,939             0.01%
           Gardner Denver Inc *                                      4,221          157,486             0.05%
           General Dynamics Corp                                     6,575          488,851             0.17%
           Graftech International Ltd *                             52,690          364,615             0.12%
           Harland John H Co                                           326           16,365             0.01%
           Harsco Corp                                              11,272          857,799             0.29%
           Heidrick & Struggles Intl Inc *                           1,561           66,124             0.02%
           Hub Group Inc Cl A *                                      5,213          143,618             0.05%
           Insituform Technologies Inc Cl A *                       37,920          980,611             0.34%
           Jacobs Engr Group Inc *                                   7,677          625,983             0.21%
           Kansas City Southn *                                      5,253          152,232             0.05%
           Knight Trans Inc Com                                        139            2,370             0.00%
           Laidlaw Intl                                             13,395          407,610             0.14%
           Landstar Systems Inc                                     34,205        1,305,947             0.45%
           Lincoln Elec Hldgs Inc                                      975           58,910             0.02%
           Mcdermott International Inc *                             3,763          191,386             0.07%
           Middleby Corp *                                          12,756        1,335,171             0.46%
           Monster Worldwide Inc Com *                                  91            4,244             0.00%
           Msc Indl Direct Inc Cl A                                  2,821          110,442             0.04%
           Nci Bldg Sys Inc Com *                                   16,782          868,469             0.30%
           Nordson Corp                                              1,759           87,651             0.03%
           Northrop Grumman Corp                                     3,145          212,917             0.07%
           Old Dominion Freight Line Inc *                          12,706          305,833             0.10%
           Oshkosh Truck Corp                                        1,479           71,613             0.02%
           Pacer International Inc Tennes                           12,479          371,500             0.13%
           Parker-Hannifin Corp                                     12,492          960,385             0.33%
           Quanta Svcs Inc *                                         1,505           29,603             0.01%
           Regal-Beloit Corp                                           886           46,524             0.02%
           Republic Svcs Inc                                           295           11,998             0.00%
           Spx Corp                                                 31,568        1,930,699             0.66%
           Tetra Tech Inc *                                          1,623           29,360             0.01%
           United Industrial Cp                                      9,234          468,626             0.16%
           United Technologies Corp                                 39,730        2,483,920             0.85%
           Urs Corp New *                                              572           24,510             0.01%
           Vicor Corp                                               11,946          132,720             0.05%
           Volt Information Sciences Inc *                             350           17,574             0.01%
           Wabtec                                                    9,648          293,106             0.10%
           Waste Mgmt Inc Del                                          805           29,600             0.01%
           Wesco Intl Inc *                                         14,791          869,859             0.30%
           Yrc Worldwide Inc Com *                                     755           28,486             0.01%
                                                                              -------------    -------------
                                                                                 27,071,564             9.28%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (United States)                                    SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Technology
           Activision Inc *                                            279            4,810             0.00%
           Adtran Inc                                               29,706          674,326             0.23%
           Alliance Data Sys Corp *                                    555           34,671             0.01%
           Amphenol Corporation (New) Cl A                          19,750        1,226,080             0.42%
           Ariba Inc *                                               5,875           45,473             0.02%
           Aspen Technology Inc *                                      542            5,973             0.00%
           Atmel Corp *                                             92,829          561,615             0.19%
           BEA Systems Inc *                                       137,278        1,726,957             0.59%
           Bearingpoint Inc *                                        1,141            8,980             0.00%
           Benchmark Electrs Inc  *                                 13,157          320,505             0.11%
           Cadence Design Sys Inc *                                  1,828           32,739             0.01%
           Cirrus Logic Inc *                                        1,923           13,230             0.00%
           Citrix Sys Inc *                                          4,456          120,535             0.04%
           Cogent Inc *                                             19,523          214,948             0.07%
           Cognizant Technology Solutions Cl A *                     4,667          360,106             0.13%
           Coherent Inc *                                            1,905           60,141             0.03%
           Commscope Inc *                                          18,567          565,922             0.20%
           Corning Inc *                                           120,341        2,251,580             0.77%
           CSG Systems International Inc *                          70,246        1,877,676             0.64%
           Cymer Inc *                                              13,826          607,653             0.22%
           Cypress Semiconductor Corp *                              1,613           27,211             0.02%
           Digital River Inc *                                       1,949          108,735             0.04%
           Diodes Inc *                                                  2               71             0.00%
           Dolby Laboratories Inc Cl A *                               474           14,703             0.01%
           Earthlink Inc *                                          17,731          125,890             0.04%
           Electronic Arts Inc *                                     1,078           54,288             0.02%
           Entegris Inc *                                           16,108          174,289             0.06%
           Fairchild Semiconductor Intl *                           28,402          477,438             0.16%
           Genesis Microchip Inc  De *                               9,737           98,733             0.03%
           Henry Jack & Associates Inc                               1,976           42,286             0.01%
           Hewitt Associate *                                       24,088          620,266             0.21%
           Hyperion Solutions Corp *                                 2,573           92,474             0.03%
           Informatica Corp *                                       18,802          229,572             0.08%
           Infospace Inc *                                          47,132          966,677             0.33%
           Interdigital Communications Co *                         57,418        1,926,374             0.66%
           Intermec Inc Com *                                          931           22,595             0.01%
           Intersil Corp                                            10,130          242,310             0.08%
           Intuit Inc.*                                             56,474        1,723,022             0.59%
           Itron Inc *                                               3,554          184,239             0.06%
           Jabil Circuit Inc                                        19,903          488,619             0.17%
           Kopin Corp *                                              5,594           19,971             0.01%
           Lexmark International Inc Cl A *                         26,599        1,947,047             0.67%
           Lsi Logic Corp *                                         80,362          723,258             0.25%
           Mettler Toledo International I *                          3,174          250,270             0.09%
           Microchip Technology Inc                                 12,133          396,749             0.14%
           Microstrategy Inc *                                      14,572        1,661,354             0.57%
           Molex Inc                                                20,940          662,332             0.23%
           Motorola Inc                                              5,504          113,162             0.04%
           Mps Group Inc *                                           3,561           50,495             0.02%
           Mts Systems Corp                                            636           24,562             0.01%
           National Instruments Corp                                   512           13,947             0.00%
           National Semiconductor Corp                              67,199        1,525,417             0.52%
           Novellus Sys Inc *                                       44,318        1,525,426             0.52%
           Oracle Corp *                                           147,040        2,520,266             0.86%
           Parametric Technology Corp *                              1,040           18,741             0.01%
           Plexus Corp *                                               479           11,439             0.00%
           Polycom Inc *                                            33,070        1,022,194             0.35%
           Quality Sys Inc *                                         1,595           59,446             0.02%
           Realnetworks Inc *                                      141,078        1,543,393             0.53%
           Rf Micro Devices Inc *                                    9,348           63,473             0.02%
           Sanmina-Sci Corp *                                       85,165          293,819             0.10%
           Sirf Technology Holdings Inc *                            1,348           34,401             0.01%
           Sybase Inc Com *                                         15,944          393,817             0.13%
           Tech Data Corp *                                         44,868        1,699,151             0.58%
           Total System Services Inc                                 1,547           40,825             0.01%
           Trident Microsystems Inc *                               22,081          401,433             0.14%
           Trimble Navigation Ltd  *                                   219           11,110             0.00%
           United Online Inc                                        55,956          743,096             0.25%
           Veeco Instrs Inc Del *                                    7,183          134,538             0.05%
           Verisign Inc *                                            6,365          153,078             0.05%
           Webex Communications Inc *                                2,017           70,373             0.02%
           Websense Inc *                                           59,558        1,359,709             0.47%
           Zoran Corp *                                             34,169          498,184             0.17%
                                                                              -------------    -------------
                                                                                 38,320,188            13.13%
                                                                              -------------    -------------
    Utilities
           Allete Inc                                                2,317          107,833             0.04%
           Alliant Energy Corp                                       2,516           95,029             0.03%
           Energen Corp                                             34,095        1,600,419             0.55%
           Exelon Corp Com                                           5,406          334,577             0.11%
           Firstenergy Corp                                          3,692          222,628             0.08%
           Great Plains Energy Inc                                   2,696           85,733             0.03%
           Mdu Res Group Inc                                           350            8,974             0.00%
           Mirant Corp *                                             7,569          238,953             0.08%
           National Fuel Gas Co N J                                  3,219          124,060             0.04%
           Nicor Inc                                                   271           12,683             0.00%
           Nstar                                                     2,178           74,836             0.03%
           Oge Energy Corp (Holding Co)                             17,063          682,520             0.23%
           Pepco Hldgs Inc                                          46,360        1,205,824             0.41%
           Ppl Corp                                                 13,223          473,912             0.16%
           Scana Corp                                                  939           38,142             0.02%
           Txu Corp                                                 30,472        1,651,887             0.57%
                                                                              -------------    -------------
                                                                                  6,958,010             2.38%
                                                                              -------------    -------------
           Total common stocks (United States)
             (cost - $196,349,199)                                            $ 202,784,385            69.47%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (Non-United States)                                SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
  Australia
    Basic Materials
           Bhp Billiton Ltd ADR                                     55,157        2,192,491             0.75%
                                                                              -------------    -------------
  Bermuda
    Consumer, Cyclical
           Central European Media Enterpr *                         1,623           113,610             0.04%
                                                                              -------------    -------------
    Energy
           Nabors Industries Ltd *                                     204            6,075             0.00%
           Weatherford International Ltd *                           5,402          225,750             0.08%
                                                                              -------------    -------------
                                                                                    231,825             0.08%
                                                                              -------------    -------------
           Total Bermuda                                                            345,435             0.12%
                                                                              -------------    -------------
  Brazil
    Basic Materials
           Aracruz Celulose Sa Cl B ADR                              6,769          414,330             0.14%
           Companhia Siderurgica Nacional ADR                        4,414          132,332             0.05%
                                                                              -------------    -------------
                                                                                    546,662             0.19%
                                                                              -------------    -------------
    Communications
           Nii Hldgs Inc *                                           2,559          164,902             0.05%

    Utilities
           Cia Energetica De Minas Gerais ADR                          715           34,463             0.01%
                                                                              -------------    -------------
           Total Brazil                                                             746,027             0.25%
                                                                              -------------    -------------
  Canada
    Basic Materials
           Kinross Gold Corp *                                      15,776          187,419             0.06%
                                                                              -------------    -------------
    Energy
           Encana                                                    3,993          183,478             0.06%
           Imperial Oil Com                                            225            8,287             0.00%
           Nexen Inc Com                                             2,545          139,975             0.05%
           Petro-Canada Common                                         446           18,304             0.01%
                                                                              -------------    -------------
                                                                                    350,044             0.12%
                                                                              -------------    -------------
    Healthcare
           Angiotech Pharmaceuticals Cad Com *                       5,277           43,219             0.02%

    Industrial
           Canadian Natl Railway Cad Com                             2,237           96,258             0.03%
           Cdn Pac Rlway                                                55            2,902             0.00%
                                                                              -------------    -------------
                                                                                     99,160             0.03%
                                                                              -------------    -------------
    Technology
           Celestica Inc Cad Sub Vtg Shs *                          70,935          554,002             0.19%
                                                                              -------------    -------------
           Total Canada                                                           1,233,844             0.42%
                                                                              -------------    -------------
  Cayman Islands
    Financial
           Scottish Re Group Ltd                                    57,959          309,501             0.11%
                                                                              -------------    -------------
  Germany
    Financial
           Ubs Ag-Reg                                               19,685        1,187,596             0.41%
                                                                              -------------    -------------
  Great Britain
    Energy
           Bg Group Plc ADR                                            867           59,337             0.02%
                                                                              -------------    -------------
    Healthcare
           AstraZeneca Plc ADR                                      40,173        2,151,264             0.74%
                                                                              -------------    -------------
           Total Great Britain                                                    2,210,601             0.76%
                                                                              -------------    -------------
  Ireland
    Healthcare
           Elan Corp Plc ADR *                                       9,867          145,538             0.05%
                                                                              -------------    -------------
  Japan
    Basic Materials
           Daicel Chem Ind                                           1,000            7,041             0.00%
           Fuji Seal                                                   600           14,678             0.01%
           Hitachi Metals                                            1,000           10,633             0.00%
           Jsr                                                         700           18,094             0.01%
           Lintec                                                    3,100           61,009             0.02%
           Nifco                                                       100            2,291             0.00%
           Nippon Kayaku                                             2,000           15,946             0.01%
           Nippon Soda *                                            25,000           93,995             0.03%
           Nippon Valqua Ind                                         3,000           10,121             0.00%
           Nittetsu Mining                                          13,000           98,737             0.03%
           Npn Synth Chem                                            3,000           11,002             0.00%
           Shin-Etsu Chemi                                           1,300           86,954             0.03%
           Showa Denko                                              39,000          149,251             0.05%
           S'Tomo Metal Mng Co                                       6,000           76,891             0.03%
           S'Tomo Osaka Ceme                                        15,000           48,970             0.02%
           Sumitomo Bakelite                                         2,000           13,797             0.00%
           Sumitomo Light Me                                        11,000           22,802             0.01%
           Taiyo Ink Mfg                                               400           22,189             0.01%
           Toyo Ink Mfg                                              3,000           12,110             0.00%
           Toyo Seikan                                               3,500           57,895             0.02%
           Ube Industries                                           22,000           63,145             0.03%
                                                                              -------------    -------------
                                                                                    897,551             0.31%
                                                                              -------------    -------------
    Communications
           Ntt                                                           7           34,426             0.01%
                                                                              -------------    -------------
                                                                                     34,426             0.01%
                                                                              -------------    -------------
    Consumer, Cyclical
           Alpine Elec                                                 100            1,491             0.00%
           Asics                                                     4,000           50,153             0.02%
           Bridgestone                                                 400            8,913             0.00%
           Canon Marketing                                           1,000           22,702             0.01%
           Casio Computer                                            3,000           67,979             0.03%
           Daikoku Denki                                               100            2,132             0.00%
           Daito Tr Const                                            1,400           64,152             0.02%
           Doutor Coffee                                               200            3,275             0.00%
           Eagle Industry                                            2,000           18,312             0.01%
           Fuji Heavy Ind                                           19,000           97,428             0.04%
           Fujibo *                                                  7,000           15,979             0.01%
           Goldcrest                                                   830           42,770             0.01%
           Izumi                                                     2,700           96,077             0.04%
           Juki                                                      1,000            6,051             0.00%
           Kadokawa                                                    800           27,930             0.01%
           Kenwood                                                  10,000           17,792             0.01%
           Kinki Nippon Tour                                         2,000            6,328             0.00%
           Komeri                                                      800           23,365             0.01%
           Makita                                                    1,700           52,075             0.02%
           Matsushita Elec Industrial                                2,000           39,864             0.01%
           Matsushita Electric Industrial ADR                       12,641          253,958             0.10%
           Mazda Motor                                              10,000           68,230             0.02%
           Misawa Homes Hld *                                        2,900           71,432             0.02%
           Ngk Spark Plug                                            2,000           37,598             0.01%
           Nissen                                                    2,300           14,477             0.00%
           Nisshinbo Ind                                             1,000           10,348             0.00%
           Nissin Kogyo                                              1,300           33,385             0.01%
           Noritsu Koki                                              1,100           20,356             0.01%
           Parco                                                       100            1,141             0.00%
           Pioneer                                                   4,100           56,224             0.02%
           Plenus                                                      200            4,137             0.00%
           Resorttrust                                                 600           15,811             0.01%
           Rhythm Watch                                             24,000           34,845             0.01%
           Sekisui Chemical                                         11,000           87,609             0.03%
           Sekisui House                                             3,000           43,632             0.01%
           Shimachu                                                    300            8,686             0.00%
           Shimano                                                     500           14,477             0.00%
           Showa                                                       600            9,764             0.00%
           Stanley Electric                                            900           18,014             0.01%
           S'Tomo Rubber Ind                                           300            3,870             0.00%
           Suzuki Motor                                              2,900           81,776             0.03%
           Take & Give Needs                                            58           45,658             0.02%
           Toho                                                        800           14,435             0.00%
           Tokyo Dome                                                1,000            4,255             0.00%
           Tokyo Style                                               1,000           10,801             0.00%
           Toyoda Gosei                                                600           13,873             0.00%
           Toyota Auto Body                                            500            9,274             0.00%
           United Arrows Ltd                                           700           12,307             0.00%
           Yamada Denki                                                380           32,210             0.02%
           Yokohama Rubber                                           1,000            6,026             0.00%
           Zephyr                                                        8           21,149             0.01%
                                                                              -------------    -------------
                                                                                  1,724,526             0.59%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (Non-United States)                                SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Non-Cyclical
           Aeon                                                      3,100           66,993             0.03%
           Ajinomoto Co                                              1,000           13,201             0.00%
           Heiwado                                                     600            9,955             0.00%
           House Foods                                                 300            4,940             0.01%
           Japan Tobacco                                                14           67,559             0.02%
           Meiji Seika                                               8,000           38,202             0.01%
           Morinaga Milk Ind                                         1,000            3,986             0.00%
           Nihon Nosan Kogyo                                         1,000            2,568             0.00%
           Nippon Bsm                                               10,000           27,024             0.01%
           Nippon Suisan                                             8,200           48,104             0.02%
           Nisshin Seifun Gr                                         1,500           15,459             0.01%
           Qp                                                          800            6,909             0.00%
           Uni-Charm                                                   100            5,933             0.00%
           Valor                                                       800           10,581             0.00%
           Yamazaki Baking                                           5,000           48,424             0.02%
                                                                              -------------    -------------
                                                                                    369,838             0.13%
                                                                              -------------    -------------
    Energy
           Aoc Holdings                                              7,800          127,714             0.04%
           Nippon Oil                                                9,000           60,123             0.02%
                                                                              -------------    -------------
                                                                                    187,837             0.06%
                                                                              -------------    -------------
    Financial
           77 Bank                                                   3,000           19,009             0.01%
           Aioi Insurance                                            3,000           21,149             0.01%
           Apamanshop                                                    3            1,287             0.00%
           Bank Of Fukuoka                                           2,000           14,569             0.00%
           Bank Of Iwate                                               400           22,324             0.01%
           Daishi Bank                                               4,000           15,778             0.01%
           Gunma Bank                                               24,000          144,014             0.05%
           Hachijuni Bank                                            5,000           32,689             0.01%
           Heiwa Real Estat                                          7,000           39,595             0.01%
           Iyo Bank                                                  4,000           37,632             0.01%
           Jaccs                                                     1,000            6,177             0.00%
           Leopalace21                                               4,600          146,700             0.04%
           Millea Holdings                                           2,900          102,220             0.04%
           Mitsui Sumi Ins                                           8,000           87,416             0.03%
           Musashino Bank                                              300           14,452             0.00%
           Nagoya Bank                                               9,000           55,138             0.02%
           Nipponkoa Ins                                             3,000           24,296             0.01%
           Pocket Card                                               1,400            7,449             0.00%
           Sanyo Ele Credit                                          1,400           20,867             0.01%
           Sanyo Shinpan                                             4,490          111,727             0.04%
           Shoei                                                     2,700           74,550             0.03%
           Sumitomo Re                                                 450           34,178             0.01%
           Tokyo Tomin Bank                                            500           19,177             0.01%
           Urban                                                       300            4,547             0.00%
                                                                              -------------    -------------
                                                                                  1,056,940             0.36%
                                                                              -------------    -------------
    Healthcare
           Alfresa Holdings                                            800           48,273             0.02%
           Astellas Pharma                                           1,300           59,024             0.02%
           Dainip Sumit Pharma                                       5,000           58,076             0.02%
           Kyowa Hakko Kogyo                                         6,000           51,311             0.02%
           Mediceo Paltac                                            5,700          107,872             0.04%
           Olympus                                                   5,000          156,938             0.05%
           Paramount Bed                                               400            6,748             0.00%
           Santen Pharm                                              1,600           44,983             0.02%
           Suzuken                                                   1,100           41,358             0.01%
           Takeda Pharmaceutical                                       600           41,140             0.01%
           Tanabe Seiyaku                                            3,000           39,151             0.01%
           Terumo                                                    2,100           82,481             0.03%
                                                                              -------------    -------------
                                                                                    737,355             0.25%
                                                                              -------------    -------------
    Industrial
           Aichi                                                     2,200           21,362             0.01%
           Amada                                                     5,000           52,914             0.02%
           Arrk                                                      2,900           43,638             0.02%
           Asahi Pretec                                              5,600          111,854             0.05%
           Daiseki                                                     300            7,528             0.00%
           East Jpn Rail                                                23          153,456             0.06%
           Fujikura                                                  9,000           79,082             0.04%
           Hitachi Cm                                                  300            8,057             0.00%
           Hitachi High-Tech                                         1,300           38,622             0.02%
           Itochu                                                    3,000           24,598             0.01%
           Jgc                                                       3,000           51,488             0.02%
           Jpn Airport Term                                            700            8,219             0.00%
           Js Group                                                  3,000           63,069             0.02%
           Kamigumi                                                  1,000            8,174             0.00%
           Kawasaki Heavy                                           16,000           60,023             0.02%
           Keio Ele Rl                                               9,000           58,160             0.02%
           Kimmon Mfg *                                              5,000            8,434             0.00%
           Kintetsu Wrld Exp                                           200            4,851             0.00%
           Kioritz                                                   1,000            2,904             0.00%
           Kokuyo                                                    2,700           42,623             0.01%
           Komatsu                                                     600           12,161             0.00%
           Kubota                                                    7,000           64,739             0.02%
           Kurita Water Ind                                            200            4,314             0.00%
           Matsuda Sangyo                                              800           16,953             0.01%
           M'Bishi Elec                                              1,000            9,114             0.00%
           Mitsubishi Logistics                                      3,000           46,502             0.02%
           Mitsui Eng&Sb                                            28,000           90,940             0.03%
           Mitsui-Soko                                               1,000            5,791             0.00%
           Mori Seiki                                                3,200           71,571             0.02%
           Nabtesco                                                  1,000           12,513             0.00%
           Nagase                                                    1,000           11,900             0.00%
           Nagoya Railroad                                           1,000            2,971             0.00%
           Nec Networks                                                300            3,568             0.00%
           Nippo Corporation                                         2,000           14,771             0.01%
           Nippon Konpo Unyu                                         3,000           36,432             0.01%
           Nishi-Nippon Rail                                         1,000            3,684             0.00%
           Nissha Printing                                           3,800          117,041             0.04%
           Nitto Boseki                                             13,000           45,277             0.02%
           Ntn                                                       2,000           17,909             0.01%
           Okamura                                                   3,000           31,975             0.01%
           Okumura                                                   1,000            4,943             0.00%
           Sankyo-Tateyama                                           2,000            4,532             0.00%
           Seino Hld                                                16,000          150,124             0.05%
           Shimizu                                                  19,000           94,876             0.03%
           Smc                                                         400           56,666             0.02%
           Sumitomo Elec Ind                                         1,400           21,854             0.01%
           Tadano                                                    2,000           23,532             0.01%
           Takasago Termal                                           3,000           28,022             0.01%
           Toda                                                      3,000           12,714             0.00%
           Toyota Tsusho                                             1,500           40,158             0.01%
           Wakachiku Const                                          49,000           46,058             0.02%
           West Jpn Rail                                                16           68,348             0.02%
           Yamato Hldg                                               2,000           30,716             0.01%
           Yusen Air & Sea                                             400            8,678             0.00%
                                                                              -------------    -------------
                                                                                  2,060,403             0.71%
                                                                              -------------    -------------

                                                                                                 % OF NET
  Common Stocks (Non-United States)                                SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Technology
           Brother Inds                                              1,000           13,520             0.00%
           Canon Inc ADR                                             3,458          195,688             0.07%
           Disco                                                       100            7,024             0.00%
           Epson Toyokom *                                           3,000           21,577             0.01%
           Fujitsu                                                   2,000           15,677             0.01%
           Hirose Electric                                           1,000          113,382             0.05%
           Hitachi Software                                          1,200           21,501             0.01%
           Hoshiden                                                  6,700           72,086             0.02%
           Hoya                                                      1,700           66,199             0.02%
           Japan Aviation Elec                                       2,000           28,316             0.01%
           Koa                                                         200            2,810             0.00%
           Konami                                                      700           21,149             0.01%
           Melco Holdings                                              200            5,589             0.00%
           Murata Mfg                                                2,100          141,874             0.05%
           Nec                                                      11,000           52,528             0.02%
           Nichicon                                                  1,300           15,940             0.01%
           Nidec                                                       800           61,768             0.02%
           Nihon Unisys                                              2,400           39,176             0.01%
           Nri                                                         100           14,485             0.00%
           Nsd                                                       2,300           72,964             0.02%
           Ntt Data                                                      1            5,002             0.00%
           Obic                                                        120           24,805             0.01%
           Obic Business Consultant                                    150           10,272             0.00%
           Osaki Electric                                            2,000           14,955             0.01%
           Shindengen Elec                                           2,000            9,215             0.00%
           Shinkawa                                                  1,400           29,785             0.01%
           Shinko Elec Ind                                           1,100           28,710             0.01%
           Smk                                                       2,000           14,452             0.00%
           Star Micronics                                              200            3,986             0.00%
           Tdk                                                         400           31,757             0.02%
           Toko                                                     10,000           26,520             0.01%
           Yamatake                                                  1,600           35,517             0.01%
           Yaskawa Electric                                          1,000           11,556             0.00%
           Zentek Technology*                                            6           22,055             0.01%
                                                                              -------------    -------------
                                                                                  1,251,840             0.43%
                                                                              -------------    -------------
    Utilities
           Kyushu Ele                                                1,300           34,258             0.01%
                                                                              -------------    -------------
           Total Japan                                                            8,354,974             2.86%
                                                                              -------------    -------------
  Mexico
    Communications
           America Movil Sab De Cv                                   3,289          148,729             0.06%
           Telefonos De Mexico Sa Telmex ADR                         9,788          276,609             0.09%
                                                                              -------------    -------------
           Total Mexico                                                             425,338             0.15%
                                                                              -------------    -------------
  Netherlands
    Financial
           Aegon Nv ADR                                              2,383           45,158             0.02%
           Ing Groep N V ADR                                        15,135          668,513             0.22%
                                                                              -------------    -------------
           Total Netherlands                                                        713,671             0.24%
                                                                              -------------    -------------
  Norway
    Energy
           Den Norske Stats Oljeselskap A ADR                        5,162          135,864             0.05%
                                                                              -------------    -------------
  People's Republic of China
    Industrial
           Choicepoint Inc *                                         3,551          139,838             0.05%
                                                                              -------------    -------------
    Technology
           Taiwan Semiconductor Manufactu ADR                        1,586           17,335             0.00%
           Utstarcom Inc *                                         188,544        1,649,760             0.57%
                                                                              -------------    -------------
                                                                                  1,667,095             0.57%
                                                                              -------------    -------------
           Total People's Republic of China                                       1,806,933             0.62%
                                                                              -------------    -------------
  Russia
    Communications
           Vimpel Communications Ojsc Mo ADR *                          96            7,579             0.00%
                                                                              -------------    -------------
  Singapore
    Technology
           Flextronics International Ltd *                          23,288          267,346             0.09%
                                                                              -------------    -------------
  South Africa
    Energy
           Sasol Ltd ADR                                             1,305           48,155             0.02%
                                                                              -------------    -------------
  South Korea
    Financial
           Kookmin Bank ADR                                            490           39,514             0.01%
                                                                              -------------    -------------
  Turkey
    Communications
           Turkcell Iletisim Hizmetleri ADR *                       14,293          191,240             0.07%
                                                                              -------------    -------------
  Virgin Islands
    Industrial
           Uti Worldwide Inc                                         1,938           57,946             0.02%
                                                                              -------------    -------------
           Total common stocks (Non-United States)
              (cost - $20,540,545)                                            $  20,419,593             7.00%
                                                                              -------------    -------------

  UNITED STATES GOVERNMENT SECURITIES**

  Maturity Face Amount    Date           Description                                             % OF NET
  --------------------    ----           -----------                              VALUE         ASSET VALUE
  $ 3,000,000.00        2/1/2007    U.S. Treasury Bills                       -------------    -------------
           (cost, including accrued interest, - $2,987,290)                   $   2,987,290             1.02%
                                                                              -------------    -------------
           Total investment securities (cost - $219,877,034)                  $ 226,191,268            77.49%
                                                                              =============    =============

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

                                                                                                         % OF NET
      COUNTERPARTY   Expiry Date     Market Put/Call    StrikePrice     Amount    Currency     VALUE    ASSET VALUE
      ------------   -----------   ------------------   -----------   ---------   --------   --------   -----------
      ABN AMRO       1/2/2007      AUD Call / USD Put        0.7810     810,000      AUD        7,213          0.01%
      ABN AMRO       1/2/2007      GBP Call / USD Put        1.9500     460,000      GBP        4,663          0.00%
      ABN AMRO       1/2/2007      USD Call / CHF Put        1.2185     350,000      USD          947          0.00%
      ABN AMRO       1/2/2007      USD Call / JPY Put      117.5500     910,000      USD       11,515          0.00%
      ABN AMRO       1/2/2007      USD Call / CAD Put        1.1565     180,000      USD        1,387          0.00%
      ABN AMRO       1/3/2007      AUD Call / USD Put        0.7855     840,000      AUD        4,296          0.00%
      ABN AMRO       1/3/2007      GBP Call / USD Put        1.9720     450,000      GBP          761          0.00%
      ABN AMRO       1/3/2007      USD Call / CAD Put        1.1475     860,000      USD       13,053          0.01%
      ABN AMRO       1/3/2007      USD Call / CHF Put        1.2120     710,000      USD        4,849          0.00%
      ABN AMRO       1/3/2007      USD Call / JPY Put      117.9000     900,000      USD        9,029          0.00%
      ABN AMRO       1/4/2007      AUD Call / USD Put        0.7850     890,000      AUD        5,105          0.00%
      ABN AMRO       1/4/2007      GBP Call / USD Put        1.9630     450,000      GBP        2,199          0.00%
      ABN AMRO       1/4/2007      USD Call / CHF Put        1.2155     740,000      USD        3,745          0.00%
      ABN AMRO       1/4/2007      USD Call / JPY Put      118.0000     900,000      USD        8,152          0.00%
      ABN AMRO       1/5/2007      AUD Call / USD Put        0.7860     900,000      AUD        4,721          0.00%
      ABN AMRO       1/5/2007      GBP Call / USD Put        1.9650     450,000      GBP        2,233          0.00%
      ABN AMRO       1/5/2007      USD Call / CHF Put        1.2130     730,000      USD        4,944          0.00%
      ABN AMRO       1/5/2007      USD Call / JPY Put      118.2000     900,000      USD        7,074          0.01%
      ABN AMRO       1/10/2007     AUD Call / USD Put        0.7847   1,030,000      AUD        7,052          0.01%
      ABN AMRO       1/10/2007     GBP Call / USD Put        1.9620     460,000      GBP        3,735          0.00%
      ABN AMRO       1/10/2007     USD Call / CHF Put        1.2190   1,200,000      USD        5,851          0.00%
      ABN AMRO       1/10/2007     USD Call / JPY Put      118.4000     900,000      USD        6,518          0.01%
      ABN AMRO       1/11/2007     GBP Call / USD Put        1.9630     460,000      GBP        3,799          0.00%
      ABN AMRO       1/11/2007     AUD Call / USD Put        0.7890   1,020,000      AUD        4,403          0.00%
      ABN AMRO       1/11/2007     USD Call / CHF Put        1.2160   1,240,000      USD        7,799          0.01%
      ABN AMRO       1/11/2007     USD Call / JPY Put      118.5000     910,000      USD        5,982          0.00%
      ABN AMRO       1/12/2007     AUD Call / USD Put        0.7890     970,000      AUD        4,389          0.00%
      ABN AMRO       1/12/2007     GBP Call / USD Put        1.9615     460,000      GBP        4,327          0.00%
      ABN AMRO       1/12/2007     USD Call / CHF Put        1.2185   1,190,000      USD        6,558          0.00%
      ABN AMRO       1/12/2007     USD Call / JPY Put      118.7500     910,000      USD        5,067          0.00%
                                                                                             --------   -----------
             Purchased options on forward currency contracts (premium received- $132,278)    $161,366          0.06%
                                                                                             ========   ===========

  FUTURES CONTRACTS

    CONTRACTS PURCHASED

                                                                                              NO. OF                    % of Net
              SECTOR                          CONTRACT              EXPIRATION   EXCHANGE    CONTRACTS     VALUE       Asset Value
      -------------------------   -------------------------------   ----------   --------   ----------   ----------   -------------
      ENERGY
                                  LIGHT CRUDE                       Feb-07            NYM          131   $ (438,550)          -0.15%
                                  HEATING OIL                       Feb-07            NYM           97     (520,846)          -0.17%
                                  BRENT CRUDE                       Feb-07            IPE          125     (461,330)          -0.16%
                                  GAS OIL                           Jan-07            IPE           98     (461,300)          -0.16%
                                                                                                         ----------   -------------
                                                                                                         (1,882,026)          -0.64%
                                                                                                         ----------   -------------

      METALS
                                  COPPER                            Mar-07            LME           23     (275,274)          -0.10%
                                  ZINC                              Mar-07            LME           20      (36,315)          -0.01%
                                                                                                         ----------   -------------
                                                                                                           (311,589)          -0.11%
                                                                                                         ----------   -------------

      STOCK INDICIES
                                  MINI S&P 500                      Mar-07            CME          233      (18,270)          -0.01%
                                  FTSE 100                          Mar-07          LIFFE          168       25,090            0.01%
                                  CAC 40                            Jan-07       EURONEXT          112      146,539            0.05%
                                  IBEX 35                           Jan-07        MEFF-RV           45     (139,934)          -0.05%
                                  MINI NASDAQ                       Mar-07            CME           89      (53,463)          -0.02%
                                  STOXX 50                          Mar-07          EUREX          652      474,511            0.16%
                                  DAX                               Mar-07          EUREX          205      736,640            0.25%
                                  NIKKEI 225                        Mar-07            SGX          328    1,016,164            0.35%
                                  HANG SENG                         Jan-07            HKF           53      235,145            0.08%
                                  MSCI TAIWAN                       Jan-07            SGX           62       44,020            0.02%
                                  SPI 200                           Mar-07            SFE           17       27,525            0.01%
                                                                                                         ----------   -------------
                                                                                                          2,493,967            0.85%
                                                                                                         ----------   -------------

      LONG-TERM INTEREST RATES
                                  MINI JAPANESE GOVERNMENT BOND     Mar-07          SIMEX          282     (164,248)          -0.06%
                                  CANADIAN GOVERNMENT BOND          Mar-07             ME           29      (23,111)           0.00%
                                                                                                         ----------   -------------
                                                                                                           (187,359)          -0.06%
                                                                                                         ----------   -------------

             Net unrealized gain on futures contracts purchased                                             112,993            0.04%
                                                                                                         ----------   -------------

    CONTRACTS SOLD
                                                                                              NO. OF                    % of Net
              SECTOR                          CONTRACT              EXPIRATION   EXCHANGE    CONTRACTS     VALUE       Asset Value
      -------------------------   -------------------------------   ----------   --------   ----------   ----------   -------------
      ENERGY
                                  NATURAL GAS                       Feb-07            NYM            5   $   45,050            0.02%
                                                                                                         ----------   -------------

      METALS
                                  GOLD                              Feb-07          COMEX           26      (38,580)          -0.01%
                                  GOLD                              Feb-07           CBOT           11      (14,900)          -0.01%
                                  COPPER                            Mar-07            LME           25      211,675            0.07%
                                                                                                         ----------   -------------
                                                                                                            158,195            0.05%
                                                                                                         ----------   -------------

      SHORT-TERM INTEREST RATES
                                  AUSTRALIAN 90  DAY BANKER BILLS   Jun-07            SFE           83       12,526            0.00%
                                  3-MONTH EURIBOR                   Sep-07          LIFFE          593      210,195            0.08%
                                  EURODOLLARS                       Sep-07            CME        1,377      662,200            0.23%
                                  SHORT STERLING                    Sep-07          LIFFE          134       (4,309)           0.00%
                                  CANADIAN BANKERS ACCEPTANCE       Jun-07             ME           68       13,838            0.00%
                                  EUROSWISS                         Mar-07          LIFFE            2           41            0.00%
                                  EURO-SCHATZ                       Mar-07          EUREX        1,946      679,421            0.23%
                                                                                                         ----------   -------------
                                                                                                          1,573,913            0.54%
                                                                                                         ----------   -------------

      LONG-TERM INTEREST RATES
                                  AUSTRALIAN 10-YEAR T-BOND         Mar-07            SFE           42       62,899            0.02%
                                  AUSTRALIAN 3-YEAR   T-BOND        Mar-07            SFE           90       34,401            0.01%
                                  U.S. T-BOND                       Mar-07           CBOT          176      376,298            0.13%
                                  U.S. 10 YEAR NOTE                 Mar-07           CBOT          408      541,774            0.19%
                                  U.S. 5 YEAR NOTE                  Mar-07           CBOT          265      205,914            0.07%
                                  U.S. 2 YEAR NOTE                  Mar-07           CBOT           50       46,672            0.01%
                                  EURO-BUND                         Mar-07          EUREX          594    1,211,709            0.42%
                                  EURO-BOBL                         Mar-07          EUREX        1,007      946,687            0.32%
                                  LONG GILT                         Mar-07          LIFFE          223      174,120            0.06%
                                                                                                         ----------   -------------
                                                                                                          3,600,473            1.23%
                                                                                                         ----------   -------------

             Net unrealized gain on futures contracts sold                                                5,377,631            1.84%
                                                                                                         ----------   -------------

             Net unrealized gain on futures contracts                                                    $5,490,624            1.88%
                                                                                                         ==========   =============

  FORWARD CURRENCY CONTRACTS

    CONTRACTS PURCHASED

                                                                                         % OF NET
      COUNTERPARTY   MATURITY DATE       AMOUNT            CURRENCY          VALUE      ASSET VALUE
      ------------   -------------   --------------   ------------------   ----------   -----------
      ABN AMRO       3/21/2007           82,401,751   Australian Dollar    $  341,745          0.12%
      ABN AMRO       3/21/2007           54,624,804   British Pound          (619,977)        -0.21%
      ABN AMRO       3/21/2007          103,699,053   Canadian Dollar        (952,850)        -0.33%
      ABN AMRO       3/21/2007          265,809,065   Euro                 (2,009,876)        -0.69%
      ABN AMRO       3/22/2007        9,179,091,682   Japanese Yen         (1,262,104)        -0.43%
      ABN AMRO       3/21/2007           92,000,000   Mexican Peso             32,468          0.01%
      ABN AMRO       3/21/2007           48,000,000   New Zealand Dollar      838,328          0.29%
      ABN AMRO       3/21/2007          324,806,933   Swiss Franc              36,545          0.01%
      ABN AMRO       3/21/2007           28,220,000   Singapore Dollar         77,584          0.03%
      ABN AMRO       3/22/2007            2,000,000   South African Rand         (344)         0.00%
                                                                           ----------   -----------

             Net unrealized (loss) on forward contracts purchased          (3,518,481)        -1.21%
                                                                           ----------   -----------

    CONTRACTS SOLD
                                                                                        % OF NET
      COUNTERPARTY   MATURITY DATE       AMOUNT            CURRENCY          VALUE      ASSET VALUE
      ------------   -------------   --------------   ------------------   ----------   -----------
      ABN AMRO       3/21/2007           96,700,953   Australian Dollar    $ (447,439)        -0.15%
      ABN AMRO       3/21/2007           56,656,005   British Pound           262,923          0.09%
      ABN AMRO       3/21/2007          117,023,663   Canadian Dollar       1,880,476          0.64%
      ABN AMRO       3/21/2007           51,496,262   Euro                    (62,843)        -0.02%
      ABN AMRO       3/22/2007       17,877,513,813   Japanese Yen          3,324,458          1.14%
      ABN AMRO       3/21/2007           22,000,000   Mexican Peso            (27,654)        -0.01%
      ABN AMRO       3/21/2007            1,400,000   New Zealand Dollar      (11,190)         0.00%
      ABN AMRO       3/21/2007          134,566,678   Swiss Franc           5,256,995          1.80%
      ABN AMRO       3/21/2007              510,000   Singapore Dollar         (1,302)         0.00%
                                                                           ----------   -----------

             Net unrealized gain on forward contracts sold                 10,174,424          3.49%
                                                                           ----------   -----------

             Net unrealized gain on forward contracts                      $6,655,943          2.28%
                                                                           ==========   ===========

  OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS

                                                                                                         % OF NET
      COUNTERPARTY   Expiry Date     Market Put/Call    StrikePrice     Amount    Currency     VALUE    ASSET VALUE
      ------------   -----------   ------------------   -----------   ---------   --------   --------   -----------
      ABN AMRO       1/2/2007      AUD Call / USD Put        0.7940   4,060,000      AUD     $ (1,977)         0.00%
      ABN AMRO       1/2/2007      GBP Call / USD Put        1.9865   2,290,000      GBP         (415)         0.00%
      ABN AMRO       1/2/2007      USD Call / CHF Put        1.2420   1,760,000      USD           (4)         0.00%
      ABN AMRO       1/2/2007      USD Call / JPY Put      119.4000   4,540,000      USD       (4,721)         0.00%
      ABN AMRO       1/2/2007      USD Call / CAD Put        1.1750     910,000      USD         (230)         0.00%
      ABN AMRO       1/3/2007      AUD Call / USD Put        0.7980   4,190,000      AUD         (979)         0.00%
      ABN AMRO       1/3/2007      GBP Call / USD Put        2.0085   2,270,000      GBP          (72)         0.00%
      ABN AMRO       1/3/2007      USD Call / CAD Put        1.1670   4,300,000      USD       (8,573)        -0.01%
      ABN AMRO       1/3/2007      USD Call / CHF Put        1.2370   3,570,000      USD         (314)         0.00%
      ABN AMRO       1/3/2007      USD Call / JPY Put      119.7000   4,510,000      USD       (3,737)         0.00%
      ABN AMRO       1/4/2007      AUD Call / USD Put        0.7980   4,430,000      AUD       (1,694)         0.00%
      ABN AMRO       1/4/2007      GBP Call / USD Put        1.9985   2,260,000      GBP         (521)         0.00%
      ABN AMRO       1/4/2007      USD Call / CHF Put        1.2385   3,700,000      USD         (497)         0.00%
      ABN AMRO       1/4/2007      USD Call / JPY Put      119.8200   4,510,000      USD       (3,852)         0.00%
      ABN AMRO       1/5/2007      AUD Call / USD Put        0.7985   4,520,000      AUD       (2,171)         0.00%
      ABN AMRO       1/5/2007      GBP Call / USD Put        2.0015   2,250,000      GBP         (656)         0.00%
      ABN AMRO       1/5/2007      USD Call / CHF Put        1.2350   3,640,000      USD       (1,603)         0.00%
      ABN AMRO       1/5/2007      USD Call / JPY Put      119.9500   4,510,000      USD       (4,083)         0.00%
      ABN AMRO       1/10/2007     AUD Call / USD Put        0.7978   5,140,000      AUD       (5,516)        -0.01%
      ABN AMRO       1/10/2007     GBP Call / USD Put        2.0000   2,290,000      GBP       (2,022)         0.00%
      ABN AMRO       1/10/2007     USD Call / CHF Put        1.2425   5,980,000      USD       (2,337)         0.00%
      ABN AMRO       1/10/2007     USD Call / JPY Put      120.3000   4,510,000      USD       (4,352)        -0.01%
      ABN AMRO       1/11/2007     AUD Call / USD Put        0.8020   5,100,000      AUD       (3,011)         0.00%
      ABN AMRO       1/11/2007     GBP Call / USD Put        2.0000   2,290,000      GBP       (2,447)         0.00%
      ABN AMRO       1/11/2007     USD Call / CHF Put        1.2400   6,220,000      USD       (3,991)         0.00%
      ABN AMRO       1/11/2007     USD Call / JPY Put      120.4000   4,530,000      USD       (4,150)         0.00%
      ABN AMRO       1/12/2007     AUD Call / USD Put        0.8020   4,840,000      AUD       (3,356)         0.00%
      ABN AMRO       1/12/2007     GBP Call / USD Put        1.9990   2,290,000      GBP       (3,041)         0.00%
      ABN AMRO       1/12/2007     USD Call / CHF Put        1.2415   5,960,000      USD       (3,914)         0.00%
      ABN AMRO       1/12/2007     USD Call / JPY Put      120.6000   4,540,000      USD       (3,785)         0.00%
                                                                                             --------   -----------

            Total options written on forward currency contracts (premium received- $76,584)  $(78,021)        -0.03%
                                                                                             ========   ===========

INVESTMENT SECURITIES SOLD SHORT

                                                                                                 % OF NET
    Common Stocks (United States)                                  SHARES         VALUE         ASSET VALUE
    -----------------------------                                  -------    -------------    -------------
    Basic Materials
           Airgas Inc                                                2,141           86,753             0.03%
           Albemarle Corp                                            1,094           78,549             0.03%
           Alcoa Inc                                                14,745          442,497             0.15%
           Allegheny Technologies Inc                                5,686          515,606             0.18%
           Ashland Inc                                              19,437        1,344,652             0.46%
           Cabot Corp                                                3,758          163,736             0.06%
           Century Alum Co ***                                      11,392          508,653             0.17%
           Chemtura Corp                                            20,030          192,889             0.07%
           Cleveland Cliffs Inc                                      4,417          213,959             0.07%
           Coeur D Alene Mines Corp Idaho ***                          922            4,564             0.00%
           Crown Holdings Inc ***                                      464            9,707             0.00%
           Eagle Materials Inc                                       5,000          216,150             0.07%
           Eastman Chem Co                                          10,126          600,573             0.21%
           Fmc Corp                                                  1,198           91,707             0.03%
           Grace W R & Co Del ***                                    6,199          122,740             0.04%
           Headwaters Inc ***                                          585           14,017             0.00%
           International Flavors & Fragra                            1,936           95,174             0.03%
           Louisiana-Pac Corp                                       85,125        1,832,741             0.63%
           Martin Marietta Materials Inc                             5,454          566,725             0.19%
           Metal Management Inc                                     15,277          578,234             0.20%
           Newmont Mining Corp                                       9,560          431,634             0.15%
           Olin Corp                                                 3,705           61,207             0.02%
           Owens Ill Inc ***                                        15,376          283,687             0.10%
           Reliance Steel & Aluminum Co                             14,262          561,638             0.19%
           Rockwood Hldgs Inc ***                                    2,134           53,905             0.02%
           Rohm & Haas Co                                              487           24,895             0.01%
           Rpm Inc Ohio Com                                          2,588           54,063             0.02%
           Rti Intl Metals Inc ***                                   6,964          544,724             0.19%
           Ryerson Inc                                              13,566          340,371             0.12%
           Schnitzer Steel Inds Inc Cl A                            11,083          439,995             0.15%
           Temple-Inland Inc                                        11,856          545,732             0.19%
           Terra Industries Inc ***                                 29,499          353,398             0.12%
           Texas Industries Inc                                     23,165        1,487,888             0.51%
           The Scotts Miracle-Gro Co Cl A                            1,109           57,280             0.02%
           Titanium Metals Corp ***                                 15,133          446,575             0.15%
           United Sts Stl Corp                                       3,394          248,237             0.09%
           Vulcan Matls Co                                           1,182          106,226             0.03%
           Worthington Inds Inc                                     10,944          193,928             0.07%
                                                                              -------------    -------------
                                                                                 13,915,009             4.77%
                                                                              -------------    -------------

                                                                                                 % OF NET
    Common Stocks (United States)                                  SHARES         VALUE         ASSET VALUE
    -----------------------------                                  -------    -------------    -------------
    Communications
           American Tower ***                                       29,444        1,097,672             0.38%
           Idt Corp Cl B  ***                                        3,110           40,679             0.01%
           Ipcs Inc Uits ***                                         1,356           75,068             0.03%
           Leap Wireless International In ***                        1,939          115,312             0.04%
           Sba Communications Corp Cl A ***                         16,009          440,248             0.15%
           Sprint Nextel Corp                                       32,371          611,488             0.20%
           Telephone & Data Sys Inc                                  1,889          102,629             0.04%
                                                                              -------------    -------------
                                                                                  2,483,096             0.85%
                                                                              -------------    -------------

    Consumer, Cyclical
           Abercrombie & Fitch Co Cl A                               4,401          306,442             0.10%
           Advance Auto Pts Inc                                      3,624          128,869             0.04%
           Ameristar Casinos Inc                                    11,561          355,385             0.12%
           Arbitron Inc                                              2,709          117,679             0.04%
           Arvinmeritor Inc                                         23,431          427,147             0.15%
           Barnes & Noble Inc                                          282           11,198             0.00%
           Bluegreen Corp ***                                        5,477           70,270             0.02%
           Borders Group Inc                                        34,932          780,730             0.27%
           Boyd Gaming Corp                                         29,336        1,329,214             0.46%
           Brinker Intl Inc                                          3,026           91,264             0.03%
           Brunswick Corp                                           14,473          461,689             0.16%
           California Pizza Kitchen Inc ***                            328           10,926             0.00%
           Career Ed Corp ***                                        1,546           38,310             0.01%
           Carmax Inc ***                                           17,113          917,770             0.31%
           Champion Enterprises Inc ***                             24,229          226,783             0.08%
           Charming Shoppes Inc ***                                  2,723           36,842             0.01%
           Cheesecake Factory Inc ***                                  442           10,873             0.00%
           Chicos Fas Inc ***                                          403            8,338             0.00%
           Claire'S Stores Inc                                       3,130          103,728             0.04%
           Coach Inc ***                                             4,057          174,289             0.06%
           Csk Auto Corp ***                                         7,816          134,044             0.05%
           D.R. Horton Inc                                          27,809          736,660             0.25%
           Darden Restaurants Inc                                    5,222          209,768             0.07%
           Dollar Gen Corp                                          44,948          721,865             0.25%
           Dow Jones & Co Inc                                          184            6,992             0.00%
           Drew Industries Inc ***                                      93            2,419             0.00%
           Fleetwood Enterprises Inc ***                               961            7,602             0.00%
           Fortune Brands Inc  Com                                  13,129        1,121,085             0.38%
           Gamestop Corp Cl A  ***                                     348           19,178             0.01%
           Gap Inc                                                  19,609          382,376             0.13%
           Gaylord Entmt Co ***                                      2,514          128,038             0.04%
           Gemstar-Tv Guide Intl Inc ***                             4,629           18,562             0.01%
           Genesco Inc ***                                           6,436          240,063             0.08%
           Gentex Corp Com                                           2,974           46,275             0.02%
           Genuine Parts Co                                          5,888          279,268             0.10%
           Goodyear Tire & Rubr Co ***                              17,825          374,147             0.13%
           Guess Inc ***                                             2,605          165,235             0.06%
           Guitar Ctr Inc ***                                       19,048          865,922             0.30%
           Hasbro Inc                                                3,619           98,618             0.03%
           Hilton Hotels Corp                                        1,240           43,276             0.01%
           Home Depot Inc                                           13,143          527,823             0.18%
           Hovnanian K Enterprises Inc Cl A ***                     51,884        1,758,868             0.60%
           Iac Interactivecorp ***                                  24,219          899,978             0.31%
           Jarden Corp ***                                          10,673          371,314             0.13%
           Jc Penney Co Inc                                             55            4,255             0.00%
           Jo-Ann Stores Inc ***                                     2,386           58,696             0.02%
           Jones Apparel Group Inc                                     786           26,276             0.01%
           Kb Home                                                   4,262          218,555             0.07%
           K-Swiss Inc         Cl A                                 14,720          452,493             0.16%
           Lamar Advertising Co Cl A  ***                              355           23,213             0.01%
           Landrys  Restaurants Inc                                  5,669          170,580             0.06%
           Las Vegas Sands Corp ***                                  5,952          532,585             0.18%
           Lennar Corp         Cl A                                  8,961          470,094             0.16%
           Lifetime Fitness ***                                      9,143          443,527             0.15%
           Lkq Corp ***                                             20,060          461,179             0.16%
           Lowes Cos Inc                                             4,625          144,069             0.05%
           M D C Hldgs Inc Medium Term Sr                            7,985          455,544             0.16%
           Marinemax Inc ***                                         3,938          102,112             0.03%
           Meredith Corp                                                19            1,071             0.00%
           Mgm Mirage ***                                            3,483          199,750             0.07%
           Mohawk Inds Inc ***                                         837           62,658             0.02%
           Nike Inc Cl B                                             5,031          498,220             0.17%
           Ntl Inc New Com                                          71,709        1,809,935             0.62%
           P.F. Chang'S China Bistro Inc ***                         4,002          153,597             0.05%
           Pacific Sunwear Calif Inc ***                            31,572          618,180             0.21%
           Panera Bread Co Cl A  ***                                 2,363          132,115             0.05%
           Penn National Gaming Inc ***                              3,375          140,468             0.05%
           Pier 1 Imports Inc ***                                    1,988           11,829             0.00%
           Polaris Inds Inc                                          2,509          117,496             0.04%
           Polo Ralph Lauren Corp Cl A                               1,256           97,541             0.03%
           Pool Corp                                                   799           31,297             0.01%
           Pulte Homes Inc                                          10,767          356,603             0.12%
           R.H. Donnelley Corp Com ***                               8,371          525,113             0.18%
           Rare Hospitality Intl Inc ***                               518           17,058             0.01%
           Red Robin Gourmet Burgers Inc ***                        10,880          390,048             0.13%
           Regal Entertainment Group Cl A                              274            5,842             0.00%
           Royal Caribbean Cruises Ltd                               6,000          248,280             0.09%
           Saks Inc ***                                              8,825          157,262             0.05%
           Service Corp Intl                                         2,291           23,483             0.01%
           Servicemaster Co                                          7,892          103,464             0.04%
           Sherwin Williams Co                                         703           44,697             0.02%
           Sonic Automotive Inccl A                                 33,399          969,907             0.33%
           Source Interlink Cos Inc ***                             16,132          131,637             0.05%
           Standard Pac Corp                                         7,195          192,754             0.07%
           Texas Roadhouse ***                                       2,596           34,423             0.01%
           The Mcclatchy Company Cl A                               10,297          445,860             0.15%
           Timberland Co Cl A ***                                      142            4,484             0.00%
           Time Warner Inc                                          39,315          856,281             0.29%
           Toll Brothers Inc ***                                    59,730        1,925,098             0.66%
           Tuesday Morning Corp                                      7,200          111,960             0.04%
           Tupperware Brands Corporation                             6,544          147,960             0.05%
           Universal Technical Inst Inc ***                          4,782          106,208             0.04%
           Urban Outfitters Inc ***                                131,375        3,025,566             1.04%
           Vf Corp                                                   4,542          372,807             0.13%
           Volcom Inc ***                                            7,460          220,592             0.08%
           Walt Disney Company (Holding Company)                     6,262          214,599             0.07%
           Wms Industries Inc ***                                      591           20,602             0.01%
           Wolverine World Wide Inc                                    146            4,164             0.00%
           Wynn Resorts Ltd ***                                      3,099          290,841             0.10%
           Xm Satellite Radio Hldgs Inc Cl A ***                    81,459        1,177,083             0.40%
           Yum Brands Inc                                            3,321          195,275             0.07%
           Zale Corp New  ***                                        5,742          161,982             0.06%
           Zumiez Inc Com ***                                        6,539          193,162             0.07%
                                                                              -------------    -------------
                                                                                 34,879,552            11.95%
                                                                              -------------    -------------

    Consumer, Non-Cyclical
           Alberto-Culver Co New  ***                               11,978          256,928             0.09%
           Altria Group Inc                                          7,165          614,900             0.21%
           Andersons Inc                                            11,432          484,602             0.17%
           Bjs Whsl Club Inc ***                                     3,917          121,858             0.04%
           Bunge Ltd                                                 2,014          146,035             0.05%
           Central European Distr Corp  ***                         25,261          750,252             0.26%
           Central Garden & Pet Co  ***                             30,264        1,465,383             0.50%
           Constellation Brands Inc Cl A ***                        12,187          353,667             0.12%
           Great Atlantic & Pacific Tea C ***                       16,515          425,096             0.15%
           Molson Coors Brewing                                      9,449          722,282             0.25%
           Nbty Inc Com***                                           5,120          212,838             0.07%
           Nu Skin Enterprises Inc Cl A                              4,320           78,754             0.03%
           Pilgrims Pride Corp                                      15,188          446,983             0.15%
           Ralcorp Holdings Inccom***                                  646           32,875             0.01%
           Rite Aid Corp ***                                         2,271           12,354             0.00%
           Ruddick Corp                                              2,462           68,321             0.02%
           Safeway Inc                                              15,073          520,923             0.18%
           Sanderson Farms Inc                                      57,229        1,733,466             0.59%
           Sara Lee Corp Com                                        37,307          635,338             0.22%
           Smithfield Foods Inc  ***                                17,051          437,529             0.15%
           Supervalue Inc USD Com                                    6,565          234,699             0.08%
           Tyson Foods Inc     Cl A                                 30,219          497,103             0.17%
           United Nat Foods Inc  ***                                 4,391          157,725             0.05%
           Wm Wrigley Jr Co                                          3,259          168,555             0.06%
                                                                              -------------    -------------
                                                                                 10,578,466             3.62%
                                                                              -------------    -------------

                                                                                                 % OF NET
    Common Stocks (United States)                                  SHARES         VALUE         ASSET VALUE
    -----------------------------                                  -------    -------------    -------------
    Energy
           Arena Res Inc ***                                           873           37,286             0.01%
           Atp Oil & Gas Corp ***                                   31,098        1,230,548             0.42%
           Bronco Drilling Co Inc ***                               31,772          546,161             0.19%
           Cabot Oil & Gas Corp                                     15,113          916,603             0.31%
           Carbo Ceramics Inc                                          529           19,769             0.01%
           Chevron Corporation                                      18,497        1,360,084             0.47%
           Cimarex Energy Co                                         4,078          148,847             0.05%
           Comstock Res Inc ***                                     25,983          807,032             0.28%
           Conocophillips                                           26,137        1,880,557             0.64%
           Crosstex Energy                                          14,048          445,181             0.15%
           Devon Energy Corp                                         1,295           86,869             0.03%
           Diamond Offshore Drilling Inc                             5,483          438,311             0.15%
           Goodrich Pete Corp ***                                   10,738          388,501             0.13%
           Halliburton Co Com                                        3,920          121,716             0.04%
           Hess Corp                                                21,882        1,084,691             0.37%
           Kinder Morgan Energy Partners                               407           19,495             0.01%
           National-Oilwell Varco Inc Com ***                        1,145           70,051             0.02%
           Newfield Expl Co ***                                     13,631          626,344             0.21%
           Oceaneering Intl Inc ***                                  3,211          127,477             0.04%
           Parker Drilling Co ***                                    6,464           52,811             0.02%
           Petroleum Development Corp ***                           10,052          432,739             0.15%
           Plains Exploration & Productio ***                        3,139          149,197             0.05%
           Seacor Holdings Inc ***                                   7,568          750,292             0.26%
           Superior Energy Svcs Inc ***                              7,028          229,675             0.08%
           Teppco Partners L P                                         659           26,564             0.01%
           Transocean Inc ***                                       18,442        1,491,773             0.51%
           Whiting Petroleum Corp Com ***                           37,302        1,738,273             0.60%
           Williams Companies Inc                                    7,712          201,437             0.07%
                                                                              -------------    -------------
                                                                                 15,428,284             5.28%
                                                                              -------------    -------------

    Financial
           A.G.Edwards Inc                                             147            9,304             0.00%
           Aflac Inc                                                 9,425          433,550             0.15%
           American Express Co                                      29,576        1,794,376             0.61%
           American Home Mortgage Investm Com Reit                     868           30,484             0.01%
           Annaly Capital Management Inc                             1,331           18,514             0.01%
           Arthur J. Gallagher & Co                                 67,291        1,988,449             0.68%
           Associated Banc Corp                                        104            3,628             0.00%
           Bank Hawaii Corp                                            739           39,869             0.01%
           Bankatlantic Bancorp Inc Cl A                           110,739        1,529,306             0.52%
           Boston Private Finl Hldgs Inc                            16,270          458,977             0.16%
           Brookline Bancorp Inc  De                                65,807          866,678             0.30%
           Brown & Brown Inc                                        54,392        1,534,398             0.53%
           Calamos Asset  Management- Cl A                           2,041           54,760             0.02%
           City National Corp  CA                                      949           67,569             0.02%
           Cohen & Steers                                            2,039           81,907             0.03%
           Comerica Inc                                              1,159           68,010             0.02%
           Commerce Bancorp Inc                                     24,235          854,768             0.29%
           Compass Bancshares Inc                                    1,271           75,815             0.03%
           Compucredit Corp ***                                      1,298           51,673             0.02%
           Cousins Pptys Inc Com Reit                                1,466           51,706             0.02%
           Developers Diversified Realty Com Reit                    6,136          386,261             0.13%
           Dime Community Bancshares                                   376            5,268             0.00%
           Downey Finl Corp                                            667           48,411             0.02%
           Duke Realty Corp                                          9,829          402,006             0.14%
           E Trade Finl Corp ***                                       480           10,762             0.00%
           East-West Bancorp Inc                                    37,759        1,337,424             0.46%
           Eaton Vance Corp                                          2,880           95,069             0.03%
           F N B Corp Pa  Com                                        3,379           61,734             0.02%
           Federal Realty Investment Trus Com Reit                     854           72,590             0.02%
           First Charter Corp                                        1,212           29,815             0.01%
           First Cmnty Bancorp Calif                                 2,922          152,733             0.05%
           First Horizon Natl Corp                                   2,207           92,208             0.03%
           First Industrial Realty Trust Com Reit                    1,244           58,331             0.02%
           First Midwest Bancorp Inc Del                             3,590          138,861             0.05%
           Firstmerit Corp                                           8,089          195,268             0.07%
           Fremont Gen Corp                                         20,944          339,502             0.12%
           General Growth Properties Com Reit                        1,754           91,611             0.03%
           Glacier Bancorp Inc New                                   2,418           59,096             0.02%
           Health Care Property Investors Com Reit                  26,862          989,059             0.34%
           Healthcare Realty Trust Com Reit                          3,180          125,737             0.04%
           Hilb Rogal & Hobbs Co                                    28,675        1,207,791             0.41%
           International Secs Exchange Inc                           8,410          393,504             0.13%
           Istar Financial Inc  Com Reit                             7,058          337,514             0.12%
           Janus Capital Group Inc                                   2,830           61,100             0.02%
           Legg Mason Inc                                           16,942        1,610,337             0.55%
           Liberty Property Trust Com Reit                              75            3,686             0.00%
           Lincoln Natl Corp Ind Com                                 3,715          246,676             0.08%
           Macerich Co  Com Reit                                     4,862          420,903             0.14%
           Marsh & Mclennan Cos Inc                                 25,484          781,339             0.27%
           Mbia Inc                                                 26,583        1,942,154             0.67%
           Mercury General Corp                                        129            6,802             0.00%
           Midwest Banc Hldgs Inc                                   21,001          498,774             0.17%
           Moodys Corp                                               4,314          297,925             0.10%
           National Financial Partners Co                           10,365          455,749             0.16%
           Nationwide Health Properties I                            2,960           89,451             0.03%
           New York Community Bancorp                               20,037          322,596             0.11%
           Old Rep Intl Corp                                         1,996           46,467             0.02%
           Pacific Capital Bancorp                                   1,845           61,955             0.02%
           Peoples Bk Bridgeport Conn                                  678           30,252             0.01%
           Philadelphia Cons Hldg Corp ***                           1,385           61,716             0.02%
           Placer Sierra Bk                                          8,359          198,693             0.07%
           Plum Creek Timber Company Inc Com Reit                   41,852        1,667,802             0.58%
           Potlatch Holdings Inc Com                                 3,204          140,399             0.05%
           Privatebancorp Inc                                       19,810          824,690             0.29%
           Prosperity Bancshares Inc                                 8,089          279,151             0.10%
           Prudential Finl Inc Internotes                            2,030          174,296             0.06%
           Public Storage Inc Com Reit                                 857           83,558             0.03%
           Realty Income Corp Com Reit                               8,838          244,813             0.09%
           Redwood Trust Inc  Com Reit                               1,369           79,512             0.04%
           Regency Centers Corp                                        696           54,406             0.02%
           Selective Insurance Group Inc                                49            2,807             0.00%
           Signature Bank ***                                       31,237          967,722             0.33%
           South Finl Group Inc                                      2,050           54,510             0.02%
           Sovereign Bancorp Inc                                     5,772          146,551             0.05%
           Suntrust Bks Inc                                         13,276        1,121,158             0.38%
           Svb Financial Group ***                                     362           16,876             0.01%
           Synovus Finl Corp Com                                     4,779          147,337             0.05%
           Taubman Ctrs Inc Com Reit                                   681           34,636             0.01%
           Tcf Finl Corp                                             1,395           38,251             0.01%
           Td Ameritrade Hldg Corp ***                              27,154          439,352             0.15%
           The Hanover Insurance Group In                            1,326           64,709             0.02%
           Ucbh Holdings Inc                                        29,480          517,669             0.18%
           Umb Financial Corp                                          306           11,172             0.00%
           Umpqua Holdings Corp                                      5,086          149,681             0.05%
           Unionbancal Corp                                          2,512          153,860             0.05%
           United Community Banks Inc                                  138            4,460             0.00%
           United Fire & Cas Co                                     32,529        1,146,647             0.39%
           Unitrin USD.10 Com                                        5,148          257,966             0.09%
           US Bancorp  Com                                           3,490          126,303             0.04%
           Valley National Bancorp                                  10,983          291,159             0.10%
           Waddell & Reed Finl Inc Cl A                             48,115        1,316,426             0.45%
           Weingarten Realty Investors (F Com Reit                   4,549          209,754             0.07%
           Westamerica Bancorporation                                1,205           61,009             0.02%
           Western Alliance Bancorp ***                              3,585          124,650             0.04%
           Wintrust Finl Corp                                       15,779          757,708             0.26%
           Zions Bancorporation                                      5,172          426,380             0.15%
                                                                              -------------    -------------
                                                                                 35,918,251            12.31%
                                                                              -------------    -------------

                                                                                                 % OF NET
    Common Stocks (United States)                                  SHARES         VALUE         ASSET VALUE
    -----------------------------                                  -------    -------------    -------------
    Healthcare
           Adams Respiratory Therapeutics ***                       10,979          448,053             0.15%
           Adolor Corp ***                                          12,472           93,789             0.03%
           Affymetrix Inc ***                                        4,125           95,123             0.03%
           Alexion Pharmaceuticals Inc ***                          12,416          501,482             0.17%
           Allergan Inc                                             16,037        1,920,270             0.66%
           Allscripts Healthcare Solution ***                        2,116           57,111             0.02%
           Amedisys Inc ***                                         51,583        1,695,533             0.58%
           Arena Pharmaceuticals Inc ***                            21,480          277,307             0.10%
           Beckman Coulter Inc                                       5,059          302,528             0.10%
           Biogen Idec Inc***                                        7,964          391,749             0.13%
           Biomarin Pharmaceutical Inc  ***                            464            7,605             0.00%
           Biosite Inc ***                                           2,866          140,004             0.05%
           Boston Scientific Corp ***                              111,561        1,916,618             0.65%
           Cardinal Health Inc Com                                     480           30,926             0.01%
           Celgene Corp ***                                          1,789          102,921             0.04%
           Centene Corp Del  ***                                     5,977          146,855             0.05%
           Charles River Laboratories Int  ***                       1,481           64,053             0.02%
           Chemed Corp                                               2,010           74,330             0.03%
           Cigna Corp                                                  549           72,232             0.02%
           Community Health Systems Inc ***                         25,125          917,565             0.31%
           Conmed Corp  ***                                          1,199           27,721             0.01%
           Cooper Cos Inc                                            9,626          428,357             0.15%
           Cv Therapeutics Inc ***                                  82,909        1,157,410             0.40%
           Cytyc Corp ***                                           25,701          727,338             0.25%
           Davita Inc  ***                                          16,600          944,208             0.32%
           Dj Orthopedics Inc ***                                    1,237           52,968             0.02%
           Eclipsys Corp ***                                         4,130           84,913             0.03%
           Ev3 Inc Com***                                            4,046           69,713             0.02%
           Genesis Healthcare Corp  ***                              9,208          434,894             0.15%
           Gen-Probe Inc New     ***                                   812           42,524             0.01%
           Health Mgmt Assoc Inc New Cl A                            2,436           51,424             0.02%
           Hologic Inc ***                                           8,818          416,915             0.14%
           Human Genome Sciences Inc  ***                            4,505           56,042             0.02%
           Illumina Inc ***                                          1,019           40,057             0.01%
           Invacare Corp Com                                         3,979           97,684             0.03%
           Inventiv Health Inc ***                                     404           14,281             0.00%
           Inverness Med Innovations Inc  ***                       11,545          446,792             0.15%
           Lincare Hldgs Inc ***                                    24,962          994,486             0.34%
           Matria Healthcare Inc ***                                69,099        1,985,214             0.68%
           Medarex Inc  ***                                         10,441          154,422             0.05%
           Medicines Co ***                                         11,963          379,466             0.14%
           Merit Medical Systems Inc ***                            15,260          241,718             0.08%
           Millipore Corp ***                                        9,376          624,442             0.21%
           Neurocrine Biosciences Inc ***                              443            4,616             0.00%
           Patterson Co***                                             547           19,424             0.01%
           Pdl Biopharma Inc Com***                                  3,541           71,316             0.03%
           Perkinelmer Inc                                          18,202          404,630             0.14%
           Psychiatric Solutions Inc ***                            34,095        1,279,244             0.45%
           Radiation Thrpy***                                        2,070           65,246             0.02%
           Resmed Inc ***                                           11,839          582,716             0.21%
           Sciele Pharma Inc***                                      2,190           52,560             0.02%
           Steris Corp                                               6,952          174,982             0.06%
           Tenet Healthcare Corp  ***                               62,880          438,274             0.15%
           Thoratec Corp  ***                                        1,839           32,330             0.01%
           Triad Hosps Inc ***                                      11,689          488,951             0.17%
           United Surgical Partners Inter ***                        5,047          143,082             0.05%
           United Therapeutics Corp Del  ***                           978           53,174             0.02%
           Unitedhealth Grp                                         12,208          655,936             0.22%
           Universal Health Services Inc Cl B                        8,003          443,606             0.15%
           Viropharma Inc  ***                                         203            2,972             0.00%
           Waters Corp ***                                           8,798          430,838             0.15%
           Zimmer Holdings Inc ***                                   4,332          339,542             0.12%
                                                                              -------------    -------------
                                                                                 24,412,482             8.36%
                                                                              -------------    -------------

    Industrial
           Aar Corp  ***                                               323            9,428             0.00%
           Acco Brands Corp ***                                      5,534          146,485             0.05%
           Advisory Board Co ***                                     5,552          297,254             0.10%
           Agco Corp ***                                             2,397           74,163             0.03%
           Alaska Air Group Inc  ***                                15,165          599,018             0.21%
           Alexander & Baldwin Inc                                     925           41,015             0.01%
           American Standard Companies In                            1,185           54,332             0.02%
           Argon St Inc ***                                         10,321          222,314             0.08%
           Avery Dennison Corp CA                                    1,725          117,179             0.04%
           Avis Budget Group  ***                                      109            2,364             0.00%
           Be Aerospace Inc  ***                                     2,583           66,331             0.02%
           Briggs & Stratton Corp                                    7,977          214,980             0.07%
           Brinks Co  Com                                            7,734          494,357             0.17%
           C H Robinson Worldwide Inc                                2,217           90,653             0.03%
           Carlisle Cos Inc                                            743           58,326             0.02%
           Caterpillar Inc  Com                                        757           46,427             0.02%
           Celadon Group Inc ***                                    22,529          377,361             0.13%
           Ceradyne Inc ***                                          2,084          117,746             0.04%
           Chicago Bridge  & Iron C0  Com                           17,801          486,679             0.17%
           Cintas Corp                                               4,485          178,099             0.06%
           Clarcor Inc                                               1,466           49,565             0.02%
           Commercial Vehicle  Group Inc***                            265            5,777             0.00%
           Continental Airlines Inc Cl B  ***                        6,681          275,591             0.09%
           Copart Inc ***                                            8,448          253,440             0.09%
           Cra Intl Inc ***                                            568           29,763             0.01%
           Csx Corp Com                                                167            5,750             0.00%
           Curtiss Wright Corp                                         333           12,348             0.00%
           Deere & Co Com                                              258           24,528             0.01%
           Dollar Thrifty Automotive  Gro  ***                      26,697        1,217,650             0.42%
           Drs Technologies Inc                                     25,980        1,368,626             0.47%
           Eaton Corp                                                1,093           82,128             0.03%
           Edo Corp                                                  1,295           30,743             0.01%
           Energy Conversion Devices Inc  ***                       13,764          467,701             0.16%
           Enpro Industries Inc ***                                    191            6,343             0.00%
           Equifax Inc                                               9,917          402,630             0.14%
           Esterline Technologies Corp  ***                          1,004           40,391             0.01%
           Fastenal Co                                               1,434           51,452             0.02%
           Fluor Corp (New)                                          5,257          429,234             0.15%
           Fti Consulting Inc  ***                                   1,815           50,620             0.02%
           Gencorp Inc  ***                                          9,913          138,980             0.05%
           GATX Corp                                                40,161        1,740,176             0.60%
           General Cable Corp Del New  ***                              91            3,978             0.00%
           General Electric Co                                      28,976        1,078,197             0.37%
           Geo Group Inc***                                          5,805          217,804             0.07%
           Goodrich Corp                                            10,293          468,846             0.16%
           Greenbrier Cos Inc                                       15,564          466,920             0.16%
           Hexcel Corporation ***                                   12,563          218,722             0.07%
           Hni Corp                                                    763           33,885             0.01%
           Honeywell International Inc                                 766           34,654             0.01%
           Hunt J B Trans Svcs Inc                                   2,139           44,427             0.02%
           Idex Corp                                                 2,078           98,518             0.03%
           Insteel Inds Inc                                          2,505           44,564             0.02%
           Itt Corp                                                    614           34,887             0.01%
           Jetblue Awys Corp  ***                                   32,630          463,346             0.16%
           Joy Global Inc                                               75            3,626             0.00%
           Kaydon Corp                                                  92            3,656             0.00%
           L-3 Communications Corp                                     600           49,068             0.02%
           Labor Ready Inc  ***                                      1,956           35,853             0.01%
           Layne Christensen Co  ***                                 3,234          106,172             0.04%
           Lennox Intl Inc                                          15,475          473,690             0.16%
           Masco Corp                                                  461           13,770             0.00%
           Mc Grath Rent Corp                                        4,629          141,786             0.05%
           Mobile Mini Inc  ***                                     15,812          425,975             0.15%
           Navigant Consulting Co***                                14,940          295,214             0.10%
           Navistar Intl Corp ***                                    2,670           89,258             0.03%
           Norfolk Southn Corp                                       7,212          362,691             0.12%
           Paccar Inc                                                7,672          497,913             0.17%
           Pall Corp                                                 2,513           86,824             0.03%
           Pentair Inc                                               5,672          178,101             0.06%
           Precision Castparts Corp                                    943           73,818             0.03%
           Raytheon Company   Com                                      111            5,861             0.00%
           Resources Connection Inc  ***                            16,090          512,306             0.18%
           Rockwell Collins Inc Del                                  6,129          387,904             0.13%
           Shaw Group Inc ***                                       17,852          598,042             0.20%
           Teledyne Technologies Inc  ***                            2,859          114,732             0.04%
           Toro Co                                                     350           16,321             0.01%
           Trinity Inds Inc                                         14,697          517,334             0.18%
           United Rentals Inc  ***                                   2,503           63,651             0.02%
           United Stationers Inc  ***                                1,770           82,641             0.03%
           US Airways Group ***                                      7,680          413,568             0.14%
           Wabash Natl Corp                                         32,223          486,567             0.17%
           Washington Group Intl Inc  ***                            4,171          249,384             0.09%
           Waste Connections Inc  ***                                1,632           67,810             0.02%
           Watsco Inc Cl A                                           5,417          255,466             0.08%
           Watts Water Technologies Inc Cl A                         3,468          142,569             0.05%
           Williams Scotsman International  ***                     22,446          440,391             0.15%
           Ww Grainger Inc                                           1,366           95,538             0.03%
                                                                              -------------    -------------
                                                                                 20,874,195             7.15%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Technology
           3Com Corp ***                                            13,525           55,588             0.02%
           Adobe Sys Inc ***                                        34,763        1,429,455             0.49%
           Advanced Micro Devices Inc ***                           21,107          429,527             0.15%
           Altera Corp ***                                           5,042           99,227             0.03%
           Alvarion Ltd ***                                          8,228           55,292             0.02%
           Analog Devices Inc                                       17,565          577,362             0.20%
           Anixter Intl Inc ***                                      1,113           60,436             0.02%
           Ansys Inc ***                                             9,661          420,157             0.14%
           Arrow Electrs Inc ***                                     3,757          118,533             0.04%
           Atmi Inc ***                                              3,132           95,620             0.03%
           Avaya Inc ***                                             5,029           70,305             0.02%
           Avid Technology Inc ***                                  26,507          987,651             0.34%
           Avnet Inc ***                                            10,957          279,732             0.10%
           Avocent Corp ***                                          1,204           40,755             0.01%
           Bankrate Inc ***                                         44,009        1,670,142             0.57%
           Bisys Group Inc ***                                       2,611           33,708             0.01%
           Blackboard Inc ***                                       55,437        1,665,327             0.57%
           Broadcom Corp Cl A ***                                    1,276           41,228             0.01%
           Brooks Automation Inc ***                                 3,075           44,280             0.02%
           CA Inc                                                   10,057          227,791             0.08%
           Cabot Microelectronics Corp ***                           5,009          170,005             0.06%
           Ceridian Corp (New) ***                                  18,047          504,955             0.17%
           Ciena Corp ***                                            1,770           49,047             0.02%
           Cnet Networks Inc ***                                    13,391          121,724             0.04%
           Computer Sciences Corp ***                                6,480          345,838             0.12%
           Compuware Corp ***                                       11,106           92,513             0.03%
           Concur Technologies Inc ***                               2,988           47,928             0.02%
           Convergys Corp ***                                        7,406          176,115             0.06%
           Daktronics Inc                                            1,009           37,182             0.01%
           Diebold Inc                                                 651           30,337             0.01%
           Dycom Industries Inc ***                                  7,580          160,090             0.05%
           Ebay Inc ***                                              6,441          193,681             0.07%
           Electronic Data Sys Corp                                 30,573          842,286             0.29%
           Electronics For Imaging Inc ***                           1,669           44,362             0.02%
           Emc Corp Mass ***                                        69,708          920,146             0.32%
           Epicor Software Corp ***                                  4,239           57,269             0.02%
           Equinix Inc ***                                           4,248          321,234             0.11%
           Euronet Worldwide Inc ***                                   623           18,497             0.01%
           F5 Networks Inc ***                                         701           52,021             0.02%
           Factset Research Systems Inc                              1,642           92,740             0.03%
           Fei Co ***                                                6,240          164,549             0.06%
           Fidelity National Information                               185            7,417             0.00%
           Flir Sys Inc ***                                          4,128          131,394             0.05%
           Formfactor Inc ***                                          647           24,101             0.01%
           Foundry Networks Inc ***                                  7,020          105,160             0.04%
           Global Pmts Inc                                           1,516           70,191             0.02%
           Google Inc Cl A ***                                         947          436,075             0.15%
           Harris Corp Del                                          18,169          833,230             0.29%
           Heartland Payment Systems Inc                             1,722           48,647             0.02%
           Hutchinson Technology Inc ***                            83,273        1,962,745             0.67%
           Insight Enterprises Inc ***                               1,415           26,701             0.01%
           Integrated Device Technology Inc ***                     14,754          228,392             0.08%
           International Rectifier Corp ***                         33,267        1,281,778             0.44%
           Iron Mountain Inc ***                                       166            6,862             0.00%
           Ixia ***                                                  7,648           73,421             0.03%
           JDS Uniphase Corp ***                                    25,720          428,495             0.15%
           Juniper Networks Inc ***                                  6,718          127,239             0.04%
           Jupitermedia Corp ***                                    12,355           97,852             0.03%
           Knot Inc ***                                             10,861          284,993             0.10%
           Komag Inc Com***                                         43,397        1,643,878             0.56%
           Kronos Inc ***                                              539           19,803             0.01%
           Lam Resh Corp ***                                         4,324          218,881             0.07%
           Mcafee Inc Com ***                                        7,210          204,620             0.07%
           Memc Electronic Materials Inc ***                         1,606           62,859             0.02%
           Micrel Inc ***                                            7,825           84,354             0.03%
           Micron Technology Inc ***                                12,902          180,112             0.06%
           Microsemi Corp ***                                        2,667           52,407             0.02%
           Microsoft Corp                                            7,006          209,199             0.07%
           Moneygram Intl Inc                                       14,327          449,295             0.15%
           Ncr Corp ***                                              2,186           93,473             0.03%
           Nuance Communications Inc ***                            91,192        1,045,060             0.36%
           on Semiconductor Corp / Semic ***                        86,222          652,701             0.22%
           Packeteer Inc ***                                        12,144          165,158             0.06%
           Photronics Inc ***                                       62,793        1,026,038             0.35%
           Plantronics Inc New                                       9,903          209,944             0.07%
           Pmc-Sierra Inc ***                                        6,098           40,918             0.01%
           Powerwave Tech Com***                                    13,265           85,559             0.03%
           Progress Software Corp ***                                2,700           75,411             0.03%
           Rackable Systems Inc ***                                 13,603          421,285             0.14%
           Sabre Holdings Corp Cl A                                  2,772           88,399             0.03%
           Safenet Inc ***                                           3,398           81,348             0.03%
           Sandisk Corp ***                                         16,964          729,961             0.25%
           Semtech Corp ***                                          2,682           35,054             0.01%
           Silicon Image Inc ***                                     1,911           24,308             0.01%
           Sra International Inc Cl A ***                              146            3,904             0.00%
           Standard Microsystems Corp ***                           10,719          299,918             0.10%
           Synaptics Inc ***                                         3,494          103,737             0.04%
           Synopsys Inc***                                             147            3,929             0.00%
           Tekelec ***                                               6,100           90,463             0.03%
           Teradyne Inc ***                                          8,113          121,370             0.04%
           Texas Instruments Inc                                     2,592           74,650             0.03%
           Thq Inc ***                                               9,174          298,338             0.10%
           Transaction Systems Architects ***                          755           24,590             0.00%
           Valueclick Inc ***                                          343            8,105             0.00%
           Varian Semiconductor Equiptme ***                         4,943          225,005             0.08%
           Western Digital Corp ***                                  6,530          133,604             0.05%
           Wind River Systems Inc ***                               11,941          122,395             0.04%
           Witness Systems Inc ***                                   2,921           51,205             0.02%
           Wright Express Corp ***                                  60,275        1,878,772             0.65%
           Xerox Corp ***                                            8,419          142,702             0.05%
           Xilinx Inc                                                  252            6,000             0.00%
           Zebra Technologies Corp Cl A ***                         44,783        1,558,001             0.53%
                                                                              -------------    -------------
                                                                                 32,066,041            10.99%
                                                                              -------------    -------------

    Utilities
           Allegheny Energy Inc ***                                 25,272        1,160,238             0.40%
           Aqua Amer Inc                                            66,519        1,515,303             0.53%
           Aquila Inc Del New ***                                    4,741           22,283             0.01%
           Atmos Energy Corp                                           526           16,785             0.01%
           California Wtr Svc Group                                  1,747           70,579             0.03%
           Centerpoint Energy Inc                                    9,679          160,478             0.05%
           Dpl Inc                                                  34,000          944,520             0.32%
           Dte Energy Co                                             3,436          166,337             0.06%
           Edison Intl                                                 487           22,149             0.01%
           Entergy Corp New                                          7,693          710,218             0.24%
           Equitable Res Inc                                        35,939        1,500,453             0.52%
           Fpl Group Inc                                            10,744          584,688             0.20%
           Itc Hldgs Corp                                           15,720          627,228             0.21%
           Northeast Utils                                           7,464          210,186             0.07%
           Nrg Energy Inc ***                                        9,455          529,575             0.18%
           Oneok Inc New                                               259           11,168             0.00%
           Ormat Technologies Inc                                    1,596           58,765             0.02%
           Pg&E Corp                                                12,753          603,599             0.21%
           Pinnacle West Capital Corp                                3,343          169,457             0.06%
           Progress Energy Inc                                       1,790           87,853             0.03%
           Puget Energy Inc                                            444           11,260             0.00%
           Reliant Energy Inc ***                                   11,439          162,548             0.06%
           Sempra Energy                                             1,783           99,919             0.03%
           Sierra Pacific Resources ***                             28,438          478,612             0.16%
           Southern Co                                               7,198          265,318             0.09%
           Westar Energy Inc                                         1,324           34,371             0.01%
           Wgl Hldgs Inc                                             1,659           54,050             0.02%
           Xcel Energy Inc                                           5,627          129,759             0.04%
                                                                              -------------    -------------
                                                                                 10,407,699             3.57%
                                                                              -------------    -------------
           Total common stocks sold short (United States)
             (cost - $193,431,044)                                              200,963,075            68.85%
                                                                              -------------    -------------

                                                                                                 % OF NET
Common Stocks (Non-United States)                                  SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
  Bahamas
    Energy
           Teekay Shipping Corp                                      2,767          120,697             0.04%
                                                                              -------------    -------------

  Bermuda
    Consumer, Cyclical
           Vistaprint Limited ***                                    6,399          211,871             0.07%
                                                                              -------------    -------------
    Financial
           Platinum Underwriters Holdings                              176            5,445             0.00%
           Willis Group Holdings Ltd Ber                             1,148           45,587             0.02%
                                                                              -------------    -------------
                                                                                     51,032             0.02%
                                                                              -------------    -------------
    Industrial
           Tyco International Ltd Bermud                            33,201        1,009,310             0.34%
    Technology
           Marvell Technology Group Ltd ***                         10,058          193,013             0.07%
                                                                              -------------    -------------
           Total Bermuda                                                          1,465,226             0.50%
                                                                              -------------    -------------

  Brazil
    Basic Materials
           Votorantim Celulose E Papel Sa ADR ***                    1,393           27,317             0.01%
    Communications
           Brasil Telecom Participacoes S ADR ***                    8,611          367,604             0.13%
    Consumer, Non-Cyclical
           Companhia Brasileira De Distri ADR                        1,165           39,808             0.01%
                                                                              -------------    -------------
           Total Brazil                                                             434,729             0.15%
                                                                              -------------    -------------

  Canada
    Basic Materials
           Meridian Gold Inc Com ***                                   893           24,816             0.01%
           Silver Standard Res Com ***                              10,897          334,974             0.11%
                                                                              -------------    -------------
                                                                                    359,790             0.12%
                                                                              -------------    -------------
    Communications
           Bce Inc New Com                                              74            1,998             0.00%
                                                                              -------------    -------------
    Consumer, Cyclical
           Magna Cl-A Com                                              294           23,682             0.01%
                                                                              -------------    -------------
    Energy
           Cameco Corp Com                                          14,574          589,518             0.20%
           Petroquest Energy Inc ***                                33,781          430,370             0.15%
           Suncor Energy Inc Cad Com                                 2,306          181,966             0.06%
           Ultra Petroleum Corpcom ***                                 365           17,425             0.01%
                                                                              -------------    -------------
                                                                                  1,219,279             0.42%
                                                                              -------------    -------------
    Healthcare
           Biovail Corp                                             52,061        1,101,611             0.38%
                                                                              -------------    -------------
    Technology
           Cognos Cad Com ***                                        7,708          327,282             0.11%
                                                                              -------------    -------------
           Total Canada                                                           3,033,642             1.04%
                                                                              -------------    -------------

  Cayman Islands
    Energy
           Globalsantafe Corp                                        4,241          249,286             0.09%
           Noble Drilling Corp                                       5,640          429,486             0.14%
                                                                              -------------    -------------
                                                                                    678,772             0.23%
                                                                              -------------    -------------
    Financial
           Xl Capital Ltd Cl-A                                       2,026          145,913             0.05%
                                                                              -------------    -------------
    Technology
           Seagate Technology                                       30,547          809,496             0.28%
                                                                              -------------    -------------
           Total Cayman Islands                                                   1,634,181             0.56%
                                                                              -------------    -------------

  France
    Energy
           Total Sa ADR                                              3,695          265,744             0.09%
                                                                              -------------    -------------
    Healthcare
           Sanofi-Aventis ADR                                          474           21,885             0.01%
                                                                              -------------    -------------
    Technology
           Alcatel-Lucent Ads                                      132,970        1,890,833             0.65%
           Business Objects Sa Levallois ADR ***                     1,400           55,230             0.02%
                                                                              -------------    -------------
                                                                                  1,946,063             0.67%
                                                                              -------------    -------------
           Total France                                                           2,233,692             0.77%
                                                                              -------------    -------------

  Germany
    Basic Materials
           Basf Ag  Ludwigshafen/Rhein ADR                           4,078          396,422             0.14%
    Consumer, Cyclical
           Daimlerchrysler Ag Com                                      222           13,633             0.00%
    Industrial
           Siemens Ag Muenchen ADR                                     781           76,968             0.03%
    Technology
           Infineon Technologies Ag Muen ADR ***                    10,423          146,235             0.05%
                                                                              -------------    -------------
           Total Germany                                                            633,258             0.22%
                                                                              -------------    -------------

  Great Britain
    Communications
           Vodafone Group Plc Sp ADR                                17,645          490,178             0.17%
    Consumer, Cyclical
           Carnival Corp                                            13,059          640,544             0.22%
                                                                              -------------    -------------
           Total Great Britain                                                    1,130,722             0.39%
                                                                              -------------    -------------

  Hong Kong
    Energy
           China Petroleum & Chem -ADR                               1,720          159,341             0.05%
                                                                              -------------    -------------

  India
    Financial
           Hdfc Bank Ltd ADR                                           492           37,136             0.01%
           Icici Bank Ltd Spon ADR                                   6,196          258,621             0.09%
                                                                              -------------    -------------
           Total India                                                              295,757             0.10%
                                                                              -------------    -------------

  Israel
    Technology
           Check Point Software Technolog ***                        7,622          167,074             0.06%
                                                                              -------------    -------------

  Japan
    Basic Materials
           Adeka                                                     4,900           51,239             0.02%
           Asahi Kasei                                               3,000           19,613             0.01%
           Dai Nippon Toryo                                         10,000           15,190             0.01%
           Dainpn Ink&Chemi                                          4,000           15,576             0.01%
           Denki Kagakukogyo                                         9,000           37,388             0.01%
           Godo Steel                                                5,000           28,115             0.01%
           Hitachi Chemical                                            100            2,753             0.00%
           Kaneka                                                    5,000           45,487             0.02%
           Kuraray                                                   1,500           17,674             0.01%
           Kureha                                                    1,000            4,591             0.00%
           Kurimoto                                                  3,000            7,528             0.00%
           Maruichi Steel                                            2,700           74,550             0.03%
           Mitsubishi Gas Chem                                       3,000           31,346             0.01%
           Mitsui Chemicals                                          3,000           23,062             0.01%
           Mitsui Mining and Smelting                               10,000           50,019             0.02%
           Nakayama Steel                                           25,000           93,576             0.03%
           Nippon Paper                                                 21           79,132             0.02%
           Nippon Shokubai                                           1,000           10,616             0.00%
           Nippon Zeon                                               1,000           10,793             0.00%
           Nissan Chem Ind                                           1,000           12,421             0.00%
           Nisshin Steel                                            32,000          118,703             0.04%
           Npn Light Metal                                           2,000            5,119             0.00%
           Oji Paper Jpy Ord                                         6,000           31,824             0.01%
           Pacific Metals                                            3,000           29,382             0.01%
           Shinagawa Refrac                                          2,000            6,932             0.00%
           Shin-Etsu Polymer                                         2,000           27,947             0.01%
           Sumitomo Chemical                                         6,000           46,477             0.02%
           Tokuyama                                                  8,000          121,657             0.04%
           Tokyo Ohka Kogyo                                            100            2,786             0.00%
           Tokyo Rope Mfg                                           17,000           35,811             0.01%
           Tokyo Steel Mfg                                           1,200           18,792             0.01%
           Topy Industries                                          10,000           41,710             0.01%
           Tosoh                                                     6,000           26,487             0.01%
           Yamato Kogyo                                                800           20,209             0.01%
           Yodogawa Steel                                           19,000          105,879             0.04%
                                                                              -------------    -------------
                                                                                  1,270,384             0.44%
                                                                              -------------    -------------

                                                                                                 % OF NET
Common Stocks (Non-United States)                                  SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Cyclical
           Abc Mart                                                    200            4,952             0.00%
           Aisin Seiki                                               1,100           36,834             0.01%
           Aruze                                                       200            5,740             0.00%
           Asatsu                                                    1,300           41,240             0.01%
           Askul Corporation                                         2,000           38,857             0.01%
           Autobacs Seven                                              900           32,856             0.01%
           Chiyoda                                                     900           18,279             0.01%
           Chori ***                                                 3,000            4,884             0.00%
           Daihatsu Motor                                            3,000           30,238             0.01%
           Daimaru                                                   9,000          121,833             0.04%
           Dentsu                                                       17           49,792             0.02%
           Don Quijote                                                 100            1,909             0.00%
           Edion                                                       300            4,444             0.00%
           Fcc                                                         100            2,409             0.00%
           Fuji Tv Network                                              24           54,786             0.02%
           Funai                                                       100            8,082             0.00%
           Futaba Industrial                                           500           12,190             0.00%
           Geo                                                           2            3,659             0.00%
           Haseko ***                                                6,000           21,451             0.01%
           Heiwa                                                     1,600           20,222             0.01%
           His                                                       1,000           24,422             0.01%
           Hitachi Koki                                              1,000           14,183             0.00%
           Honda Motor ADR                                           2,868          113,401             0.04%
           Honda Motor Co                                            2,700          106,500             0.04%
           Kanto Auto Works                                          3,900           50,438             0.02%
           Kawai Music Instr ***                                    49,000          107,742             0.04%
           Kurabo Industries                                         7,000           18,153             0.01%
           Mitsukoshi                                                3,000           14,024             0.00%
           Nikon                                                     1,000           21,904             0.01%
           Nissan Shatai                                            10,000           50,942             0.02%
           Nok                                                         100            1,964             0.00%
           Ntv                                                         780          115,604             0.04%
           Point                                                     1,020           66,941             0.02%
           Press Kogyo                                               8,000           39,545             0.01%
           Rakuten                                                      81           37,728             0.01%
           Ryohin Keikaku                                              200           15,291             0.01%
           Sankyo                                                    2,100          116,143             0.04%
           Sanyo Shokai                                              3,000           21,678             0.01%
           Sumitomo Fore                                             1,000           10,826             0.01%
           T Rad                                                     2,000            9,668             0.00%
           Tokai Rika                                                2,600           66,116             0.03%
           Touei Housing                                             1,900           31,269             0.01%
           Toyobo                                                    8,000           24,103             0.01%
           Toyota Industries                                           200            9,181             0.00%
           Tsutsumi Jewelry                                            100            2,828             0.00%
           Tv Asahi                                                     20           39,780             0.01%
           Uss Co Ltd                                                   30            1,952             0.00%
           Wacoal Hld                                                3,000           40,712             0.02%
           Xebio                                                       100            3,139             0.00%
           Yamaha Motor                                              1,300           40,804             0.01%
                                                                              -------------    -------------
                                                                                  1,731,638             0.59%
                                                                              -------------    -------------
    Consumer, Non-Cyclical
           Aderans                                                     100            2,480             0.00%
           Asahi Breweries                                           7,200          115,111             0.04%
           Coca West Holdings                                        5,000          115,606             0.04%
           Ezaki Glico                                               2,000           20,645             0.01%
           Fancl                                                     2,600           38,971             0.01%
           Izumiya                                                   3,000           21,426             0.01%
           J-Oil Mills                                               1,000            3,894             0.00%
           Kibun Food                                                4,500           48,680             0.02%
           Kikkoman                                                  1,000           12,060             0.00%
           Kirin Brewery                                             5,000           78,511             0.04%
           Lawson                                                    1,200           42,902             0.01%
           Mandom                                                      200            4,952             0.00%
           Matsumotokiyoshi                                            100            2,220             0.00%
           Mitsui Sugar                                              1,000            3,256             0.00%
           Nisshin Oillio                                            3,000           19,462             0.01%
           Nissin Food                                                 200            7,402             0.00%
           Shiseido                                                  5,000          108,262             0.04%
           Sundrug                                                     200            4,423             0.00%
           Uny                                                       3,000           39,026             0.01%
                                                                              -------------    -------------
                                                                                    689,289             0.24%
                                                                              -------------    -------------
    Energy
           Modec                                                       100            2,392             0.00%
           Nippon Mining                                             1,000            7,184             0.00%
           Showa Shell Sekiy                                         6,400           71,544             0.03%
                                                                              -------------    -------------
                                                                                     81,120             0.03%
                                                                              -------------    -------------
    Financial
           Acom                                                        980           32,898             0.01%
           Aeon Credit                                               2,600           49,205             0.02%
           Aeon Mall                                                   200           11,279             0.00%
           Aichi Bank                                                  100           11,229             0.00%
           Aiful                                                       700           19,680             0.01%
           Awa Bank                                                  1,000            5,346             0.00%
           Bank Of Hiroshima                                         3,000           17,372             0.01%
           Bank Of Okinawa                                             800           31,354             0.01%
           Bank Of Yokohama                                         14,000          109,504             0.04%
           Century Leasing                                             600            7,810             0.00%
           Credit Saison                                               500           17,204             0.01%
           Daito Bank                                                8,000           11,884             0.00%
           Daiwa Sec Grp Inc                                         2,000           22,408             0.01%
           Diamond City                                                300           13,470             0.00%
           Diamond Lease                                               600           28,904             0.01%
           Eighteenth Bank                                           1,000            4,960             0.00%
           Fuji F&M Ins                                              3,000           11,179             0.00%
           Higo Bank                                                 1,000            6,706             0.00%
           Hitachi Capital                                           1,200           22,861             0.01%
           Hokuhoku                                                  5,000           18,296             0.01%
           Hyakugo Bank                                              2,000           12,572             0.00%
           Ichiyoshi Sec                                             2,400           34,584             0.01%
           Jafco                                                       600           29,608             0.01%
           Japan Asia Invest                                         3,000           17,926             0.01%
           K K Da Vinci ***                                              1              990             0.00%
           Kagoshima Bank                                            1,000            7,226             0.00%
           Kansai Urban Banking                                      2,000            8,325             0.00%
           Mitsubishi Estate                                         3,000           77,546             0.04%
           Mitsui Fudosan                                            1,000           24,380             0.01%
           Mitsui Trust Hldgs                                        5,000           57,320             0.02%
           Mizuho Financial                                              1            7,134             0.00%
           Nikko Cordial                                             1,500           17,184             0.01%
           Nishi-Nippon City Bank                                    2,000            8,594             0.00%
           Nomura Holdings                                           6,200          116,814             0.05%
           Omc Card                                                  3,400           26,565             0.01%
           Promise                                                     900           27,947             0.01%
           Resona Hldgs                                                 26           70,916             0.03%
           Ricoh Leasing                                               200            5,187             0.00%
           San-In Godo Bk                                            1,000            9,282             0.00%
           Sbi Hldg                                                     57           19,183             0.01%
           Sfcg                                                         30            4,655             0.00%
           Sompo Jpn                                                 1,000           12,211             0.00%
           Suruga Bank                                               3,000           37,111             0.01%
           Takefuji                                                  1,780           70,360             0.02%
           Toc                                                         500            2,518             0.00%
           Tochigi Bank                                              5,000           34,451             0.01%
           Tokyo Tatemono                                            2,000           22,257             0.01%
                                                                              -------------    -------------
                                                                                  1,216,395             0.42%
                                                                              -------------    -------------
    Healthcare
           Eisai                                                       200           10,977             0.00%
           Hogy Medical                                                100            3,869             0.00%
           Kaken Pharm                                               7,000           54,576             0.02%
           Miraca                                                      300            6,899             0.00%
           Nihon Kohden                                              4,400          100,441             0.03%
           Ono Pharm                                                 1,100           57,975             0.02%
           Rohto Pharm                                               1,000           10,616             0.00%
           Shionogi                                                  1,000           19,638             0.01%
           Sysmex Corp                                                 400           15,643             0.01%
           Tsumura                                                   2,000           46,662             0.02%
                                                                              -------------    -------------
                                                                                    327,296             0.11%
                                                                              -------------    -------------

                                                                                                 % OF NET
Common Stocks (Non-United States)                                  SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Industrial
           Aica Kogyo                                                2,900           40,596             0.01%
           Asahi Diamond Ind                                         1,000            7,620             0.00%
           Chiyoda Integre                                             700           16,449             0.01%
           Chugai Ro                                                 2,000            7,704             0.00%
           Dai Nippon Prtg                                           1,000           15,425             0.01%
           Daiichi Kisen                                            30,000           72,259             0.02%
           Daikin Industries                                         3,400          118,132             0.04%
           Daimei Tele Eng                                           3,000           34,871             0.01%
           Fanuc                                                       500           49,180             0.02%
           Hankyu Hanshin Hldg                                       7,000           39,948             0.01%
           Hanwa                                                    28,000          118,199             0.04%
           Hitachi Cable                                             1,000            5,606             0.00%
           Hitachi Transsys                                          1,500           15,673             0.01%
           Iino Kaiunkaisha                                            700            6,774             0.00%
           Ishikawajima-Harima                                       9,000           30,439             0.01%
           Iwasaki Electric                                          2,000            4,717             0.00%
           Kajima                                                    5,000           21,904             0.01%
           Kanematsu ***                                            58,000          104,654             0.03%
           Kinden                                                    7,000           56,573             0.02%
           Kintetsu Corp                                             1,000            2,912             0.00%
           Kyowa Exeo                                                2,000           20,410             0.01%
           Maeda Road Const                                          1,000            7,243             0.00%
           Misumi                                                    1,200           22,962             0.01%
           Mitsubishi Kakoki ***                                     5,000           13,973             0.00%
           Miura                                                       800           20,276             0.01%
           Moshi Moshi                                                 900           37,237             0.01%
           Nachi Fujikoshi                                           5,000           27,779             0.01%
           Nippon Express                                            4,000           21,854             0.01%
           Nippon Filcon                                             1,400           15,509             0.01%
           Nippon Yusen                                              5,000           36,507             0.01%
           Obayashi                                                  3,000           19,437             0.01%
           Okamoto Machine                                           4,000           18,732             0.01%
           O-M                                                       7,000           32,722             0.01%
           Organo                                                    1,000           10,306             0.00%
           Osg                                                       3,800           62,188             0.02%
           Sanki Engineering                                        11,000           77,361             0.03%
           Sanyo Denki                                               1,000            7,075             0.00%
           Secom                                                       500           25,891             0.01%
           Sintokogio                                                  100            1,368             0.00%
           Sohgo Security                                              300            6,030             0.00%
           Sumitomo                                                  6,000           89,682             0.03%
           Sumitomo Heavy                                            5,000           52,453             0.02%
           Sumitomo Ware-H                                          15,000          114,431             0.05%
           Taihei Kogyo                                             21,000          108,564             0.05%
           Tokimec                                                   2,000            4,515             0.00%
           Toppan Forms                                              2,000           27,863             0.01%
           Toppan Printing                                           1,000           11,028             0.00%
           Toshiba Plant Systems                                     6,000           37,162             0.01%
           Tsubakimoto Chain                                         2,000           11,833             0.00%
           Tsugami                                                   3,000           18,908             0.01%
           Yamazen                                                   1,000            6,294             0.00%
                                                                              -------------    -------------
                                                                                  1,737,228             0.60%
                                                                              -------------    -------------
    Technology
           Advantest                                                   300           17,171             0.01%
           Alps Electric                                             5,700           61,757             0.02%
           Argo Graphics                                               400            5,861             0.00%
           Canon Finetech                                            1,200           23,616             0.01%
           Cmk                                                       2,100           21,748             0.01%
           Dts Corporation                                             100            3,407             0.00%
           Eizo Nanao                                                2,100           57,102             0.02%
           Enplas                                                    4,000           64,454             0.02%
           Fuji Soft                                                 1,400           33,133             0.01%
           Hitachi                                                  19,000          118,316             0.05%
           Hitachi Info Sys                                          1,100           23,541             0.01%
           Hitachi Kokusai Elec                                      2,000           24,976             0.01%
           Horiba                                                      700           25,849             0.01%
           Kaga Electronics                                            100            1,788             0.00%
           Keyence                                                     500          123,746             0.04%
           Lasertec                                                    500           12,253             0.00%
           Meiko Electronics                                           300           14,099             0.00%
           Nippon Chemi-Con                                          1,000            8,543             0.00%
           Ns Solutions                                                800           22,492             0.01%
           Rohm                                                        100            9,945             0.00%
           Tamura                                                   10,000           43,305             0.01%
           Toshiba Tec                                               1,000            5,145             0.00%
           Trend                                                     1,000           29,290             0.01%
           Yahoo Jpn                                                   174           69,217             0.02%
           Yamaichi Elec                                               200            1,680             0.00%
           Yokogawa Electric                                         2,900           45,926             0.02%
                                                                              -------------    -------------
                                                                                    868,360             0.29%
                                                                              -------------    -------------
    Utilitites
           Hokuriku Ele                                                300            6,810             0.00%
                                                                              -------------    -------------
           Total Japan                                                            7,928,520             2.72%
                                                                              -------------    -------------

  Mexico
    Consumer, Cyclical
           Grupo Televisa Sa ADR                                    38,727        1,046,016             0.36%
                                                                              -------------    -------------

  Netherlands
    Financial
           Abn Amro Holding Nv ADR                                     517           16,570             0.00%
    Technology
           Stmicroelectronics Nv ADR                                 3,391           62,394             0.02%
                                                                              -------------    -------------
           Total Netherlands                                                         78,964             0.02%
                                                                              -------------    -------------

  People's Republic of China
    Technology
           Sina Corp Com Shs ***                                       628           18,024             0.01%
           Sohu.Com Inc ***                                          1,325           31,800             0.01%
                                                                              -------------    -------------
           Total People's Republic of China                                          49,824             0.02%
                                                                              -------------    -------------

  Peru
    Basic Materials
           Compania De Minas Buenaventura ADR                        1,067           29,940             0.01%
                                                                              -------------    -------------

  South Africa
    Basic Materials
           Gold Fields Ltd New ADR                                   4,241           80,070             0.03%
                                                                              -------------    -------------

  South Korea
    Basic Materials
           Posco Spons ADR                                           4,188          346,222             0.12%
    Communications
           Kt Corp Spons ADR                                         6,123          155,218             0.05%
    Utilitites
           Korea El.Pwr(Dtc)                                         9,614          218,334             0.07%
                                                                              -------------    -------------
           Total South Korea                                                        719,774             0.24%
                                                                              -------------    -------------

  Spain
    Communications
           Telefonica S A ADR                                        4,951          315,626             0.11%
    Energy
           Repsol Ypf Sa ADR                                         5,216          179,952             0.06%
                                                                              -------------    -------------
           Total Spain                                                              495,578             0.17%
                                                                              -------------    -------------

  Switzerland
    Financial
           Credit Suisse Group Zuerich ADR                             278           19,418             0.01%
    Industrial
           Abb Ltd Zuerich ADR                                      20,248          364,058             0.12%
                                                                              -------------    -------------
           Total Switzerland                                                        383,476             0.13%
                                                                              -------------    -------------

           Total common stock sold short (Non-United States)
             (proceeds - $21,716,847)                                            22,120,481             7.58%
                                                                              -------------    -------------

           Total investment securities sold short
             (proceeds - $215,147,891)                                        $ 223,083,556            76.43%
                                                                              =============    =============

* - Non-income producing security.

** - pledged as collateral for the trading of forwards and options on forward contracts.

*** - Security did not pay a dividend during the previous twelve months.

ADR - American Depository Receipt

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                    CAMPBELL & COMPANY INVESTMENT ADVISER LLC
                       PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------

1.    GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the "Policy") has been adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates.(1)

2.    LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

   a) Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

   b) Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

   c) Describes to clients the Investment Adviser's proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3.    POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. This Policy is designed to ensure that the Investment Adviser exercises care and diligence to monitor corporate governance and other developments relevant to client securities and to take these factors into account when exercising its authority to vote on behalf of clients. Moreover, to the extent shareholder proposals raise potential conflicts of interest for the Investment Adviser or its affiliates, the Policy obligates the Investment Adviser to resolve those conflicts in favor of its clients.

----------
(1) The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

In certain situations, a client or its fiduciary may provide the Investment Adviser with a statement of proxy voting policy or guidelines. In these situations, the Investment Adviser shall seek to comply with such policy or guidelines to the extent that it would not be inconsistent with applicable regulation or its fiduciary responsibilities.

4.    PROCEDURES

A. The Investment Adviser shall maintain a list of all clients for which it votes proxies. The list will be maintained electronically and updated by the person serving as compliance officer to the Investment Adviser or appropriate party (the "Compliance Officer") on an as-needed basis.

B. The Investment Adviser shall ensure that it is the designated party to receive proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to the Compliance Officer.

C. The Compliance Officer will provide all proxy solicitation information and materials to the appropriate investment personnel of the Investment Adviser (i.e., portfolio managers, analysts, etc.) for their review and consideration.

D. Generally, the Investment Adviser will support management initiatives if it appears that management is reasonable and that the proposals are not detrimental to the long-term value of the investment. However, the Investment Adviser will review all proxies in accordance with the general principles described above and, in light of its review of facts and circumstances it deems relevant, may not support existing management proposals. Moreover, if, after careful consideration, the Investment Adviser believes that management's positions may not be supported consistently, the Investment Adviser will consider whether to sell the Fund's interest in that company. In general, the Investment Adviser:

      o     opposes proposals intended to entrench management;

      o believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience;

      o opposes "poison pills," "golden parachutes" or similar structures that financially inhibit changes in control;

      o believes remuneration should be commensurate with experience, responsibilities and performance; and

      o believes that appropriate steps should be taken to ensure the independence of auditors.

E. The Investment Adviser's investment personnel shall be responsible for making voting decisions with respect to all client proxies. Such decisions shall then be forwarded to the Compliance Officer, typically via electronic mail, who will then ensure that such proxy votes are submitted in a timely manner.

F. The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser's fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client's best interest, such as when the Investment Adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

G. The Compliance Officer shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which the Investment Adviser believes it may be in its clients' best interest for the Investment Adviser not to vote a particular proxy. The Compliance Officer shall maintain documentation of any cost-benefit analysis with respect to client proxies that are not voted by the Investment Adviser. Generally speaking, the Investment Adviser will not perform a cost-benefit analysis and will not vote proxies of holdings that (i) represent less than 5% of a client's portfolio and (ii) that have been held or are expected to be held for less than 6 months.

H. The Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser's outside counsel.

5.    MATERIAL CONFLICTS OF INTEREST

A. General: As noted previously, the Investment Adviser will vote its clients' proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B. Potential Material Conflicts of Interest: The Compliance Officer reviews reports that set forth by record date, any security held in a client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of the Investment Adviser (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a pooled vehicle managed by the Investment Adviser or (iii) public company, or a known affiliate of a public company, by which the spouse of an employee of the Investment Adviser or an immediate family member of an employee of the Investment Adviser living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for the Investment Adviser. This list also contains information regarding the source of any potential conflict relating to such companies. The Compliance Officer then reviews potential conflicts identified on those "conflict reports" to determine if business or personal relationships exist between the Investment Adviser, its officers, managers or employees and the company that could present a material conflict of interest.

      If the Compliance Officer determines that the conflict in question is not material, the Investment Adviser will vote the proxy in accordance with the policies stated herein. If a conflict is judged material, the Investment Adviser will obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client's proxy in the manner favored by the Investment Adviser. If obtaining such consent from any client is impracticable or undesirable, the Investment Adviser shall engage an independent proxy voting advisory and research firm, and vote the client(s) proxy in accordance with the published recommendation of that firm. Any vote recommended by that firm is binding and may not be overridden by the Investment Adviser.

      The Compliance Officer will maintain a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer or person responsible for casting votes before the relevant votes are cast.

6.    RECORDKEEPING

A. General: In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

      o     Proxy voting policies and procedures;

      o     Proxy statements received regarding client securities;

      o     Records of votes cast on behalf of clients;

      o     Records of client requests for proxy voting information; and

      o Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC's EDGAR system (See http://www.sec.gov/info/edgar/forms.htm). Additionally, the Investment Adviser may rely on proxy statements and records of proxy votes cast by the Investment Adviser that are maintained with a third party, such as ADP.

All proxy votes will be recorded on the Investment Adviser's Proxy Voting Record or in another suitable place. In either case, the following information will be maintained:

      o     The name of the issuer of the portfolio security;

      o     The exchange ticker symbol of the portfolio security;

      o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

      o     The shareholder meeting date;

      o The number of shares the Investment Adviser voted on a firm-wide basis;

      o     A brief identification of the matter voted on;

      o Whether the matter was proposed by the issuer or by a security holder;

      o     Whether or not the Investment Adviser cast its votes on the matter;

      o How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

      o Whether the Investment Adviser cast its vote with or against management; and

      o     Whether any client requested an alternative vote on its proxy.

B. Conflicting Votes: In the event that the Investment Adviser votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires the Investment Adviser to vote a certain way on an issue, while the Investment Adviser deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

C. Client Request to Review Votes: Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser's employees, must be promptly reported to the Compliance Officer. All written requests must be retained in the Investment Adviser's proxy voting file. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

      The Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) on the document entitled Client Requests for Proxy Information or in another suitable place.

      The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file. Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7.   ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8.    CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9.    AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10.   QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, should be directed to the Compliance Officer.

                                    EXHIBIT A
                               PROXY VOTING POLICY
                            ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser's Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, then I shall immediately notify the Compliance Officer. I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser's proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CERTIFIED BY:

NAME:                                                                    (PRINT)
      ------------------------------------------------------------------


SIGNATURE:
           -------------------------------------------------------------

DATE:
           -------------------------------------------------------------

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust's trading decisions using proprietary technical trading models which analyze both technical and fundamental market indicators. Following are the biographies of the members of the Risk Committee which is responsible for overseeing the proprietary technical trading models utilized on behalf of the Trust.

      G. William Andrews has been employed by Campbell & Company since April 1997 and has served as Vice President: Director of Research Operations since March 2006. His duties include managing daily research operations, new research product implementation and code management. From 1995 to 1997, Mr. Andrews was employed at Legg Mason as a Research Analyst in the Realty Group. Before immigrating to the United States, he was employed by the Japanese Department of Education in the town of Fujimi, Nagano prefecture. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand.

      Theresa D. Becks joined Campbell & Company in June 1991 and has served as the Chief Financial Officer and Treasurer since 1992, and Secretary and a Director since 1994. In addition to her role as CFO, Ms. Becks also oversees administration and trade operations. Ms. Becks is also the Chief Financial Officer, Treasurer and Assistant Secretary of the Investment Adviser. From 1987 to 1991, she was employed by Bank Maryland Corp, a publicly-held company, as a Vice President and Chief Financial Officer. Prior to that time, she worked with Ernst & Young. Ms. Becks is a C.P.A. and has a B.S. in Accounting from the University of Delaware.

      William C. Clarke, III joined Campbell & Company in June 1977 and has served as an Executive Vice President since 1991 and a Director since 1984. Mr. Clarke holds a B.S. in Finance from Lehigh University where he graduated in 1973. Mr. Clarke currently oversees all aspects of research, which involves the development of proprietary trading models and portfolio management methods.

      Bruce L. Cleland joined Campbell & Company in January 1993 and has served as President and a Director since 1994, and Chief Executive Officer since 1997. Mr. Cleland is also the President and Chief Executive Officer of of the Investment Adviser. Mr. Cleland has worked in the international derivatives industry since 1973, and has owned and managed firms engaged in global clearing, floor brokerage, trading and portfolio management. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association, and previously served as a member of the Board of Directors of the Managed Funds Association and as a member of the Board of Governors of the COMEX, in New York. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree.

      Michael S. Harris has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company's management. From 1999 to 2000, Mr. Harris worked as a futures and options broker for Refco Inc.
(NY). From 1997 to 1999, he worked in the Sales and Product Development groups at Morgan Stanley Managed Futures. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan.

      Kevin M. Heerdt joined Campbell & Company in March 2003 and has served as Executive Vice President-Research since then and Chief Operating Officer since June 2005. His duties include risk management, research, and the development of quantitatively based hedge fund and options strategies. Mr. Heerdt is also the Vice President and Chief Operating Officer of of the Investment Adviser. From February 2002 to March 2003, he was self-employed through Integrity Consulting. Previously, Mr. Heerdt worked for twelve years at Moore Capital Management, Inc., where he was a Director until 1999, and a Managing Director from 2000 to 2002. Mr. Heerdt holds a B.A. in Economics and in International Relations from the University of Southern California.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from technical trading models, thereby eliminating the "human" element from the day-to-day individual investment decision making process. The Risk Committee meets daily to review the trading signals received by the Trust for that day and the Risk Committee has the authority to override a specific trading signal indicated by the trading models.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2006

                     Number of Accounts and Assets for Which
                       Advisory Fee is Performance-Based**

                               Registered           Other Pooled            Other
                          Investment Companies   Investment Vehicles      Accounts
                          --------------------   -------------------   --------------
G. William Andrews*                 0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988
Theresa D. Becks*                   0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988
William C. Clarke, III*             0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988
Bruce L. Cleland*                   0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988
Michael S. Harris*                  0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988
Kevin M. Heerdt*                    0                            7                 32
                                   $0               $8,534,744,126     $4,560,316,988

* G. William Andrews, Theresa D. Becks, William C. Clarke, III, Bruce L. Cleland, Michael S. Harris and Kevin M. Heerdt comprise the Risk Committee.

** All of the Pooled Investment Vehicles and Accounts overseen by the Risk Committee have a performance based fee.

Portfolio Manager Compensation

The Risk Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Risk Committee members are base salary and profit sharing, which is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Risk Committee members' total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing element of a Risk Committee member's compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Risk Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See -Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2006). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Risk Committee member's compensation.

Performance-based profit sharing is distributed to the Risk Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Risk Committee members with the interests of the Shareholders. This approach ensures that certain Risk Committee members participate in both the "downside risk" and "upside opportunity" of the performance of the Adviser and its affiliates. Risk Committee members therefore have a direct incentive to protect the Adviser's reputation and integrity.

Other Benefits. Risk Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                         Maximum Number (or
                                                    Total Number of      Approximate Dollar
                                                  Shares Purchased as  Value) of Shares that
                                                   Part of Publicly     May Yet Be Purchased
             Total Number of  Average Price Paid   Announced Plans or   Under the Plans or
Period      Shares Purchased       Per Share           Programs               Programs
----------  ----------------  ------------------  -------------------  ---------------------
7/01/2006
    To
7/31/2006       None                None             None                       None

8/01/2006
    To
8/31/2006       None                None             None                       None

9/01/2006
    To
9/30/2006       1,476.924         $ 1,222.40         1,476.924 (1)              None

10/01/2006
    To
10/31/2006      None                None             None                       None

11/01/2006
    To
11/30/2006      None                None             None                       None

12/01/2006
    To
12/31/2006      1,381.930         $ 1,321.50         1,381.930 (2)              None

Total           2,858.854                            2,858.854

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on August 7, 2006 that expired on September 15, 2006. In connection with this repurchase offer, the Trust offered to repurchase up to 42,497.482 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of September 30, 2006.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on November 15, 2006 that expired on December 15, 2006. In connection with this repurchase offer, the Trust offered to repurchase up to 53,012.829 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of December 31, 2006.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1)   Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3)   Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Campbell Multi-Strategy Trust


By /s/ Theresa D. Becks
   -------------------------------------------
   Theresa D. Becks, Chief Financial Officer

Date March 12, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Bruce L. Cleland
   -------------------------------------------
   Bruce L. Cleland, Chief Executive Officer

Date March 12, 2007


By /s/ Theresa D. Becks
   -------------------------------------------
   Theresa D. Becks, Chief Financial Officer

Date March 12, 2007